UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367
                                                     ---------

                        Gabelli Equity Series Funds, Inc.
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2008
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                             SEMI-ANNUAL REPORT (a)
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      For the six month period ended March 31, 2007, The Gabelli Small Cap Growth Fund's Class AAA Shares gave up 9.87%, outperforming the Russell 2000 Index decline of 14.02%, the Standard & Poor's 500 Index decline of 12.46%, and the Dow Jones Industrial Average decline of 10.64%.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)(b)
                                ----------------------------------------------------
                                                                                                            Since
                                                                                                          Inception
                                       Quarter      1 Year      3 Year     5 Year     10 Year    15 Year  (10/22/91)
                                       -------      ------      ------     ------     -------    -------  ----------
GABELLI SMALL CAP GROWTH FUND
   CLASS AAA .......................     (7.42)%     (4.71)%      8.50%     17.19%      9.07%     12.23%    14.22%
Russell 2000 Index .................     (9.90)     (13.00)       5.06      14.90       4.96       9.04      9.96
Value Line Composite Index .........     (8.67)     (10.83)       5.72      15.94       7.68      11.28     12.04
Class A ............................     (7.42)      (4.68)       8.49      17.18       9.07      12.23     14.22
                                        (12.75)(c)  (10.16)(c)    6.37(c)   15.81(c)    8.42(c)   11.79(c)  13.81(c)
Class B ............................     (7.59)      (5.42)       7.70      16.45       8.73      12.00     14.00
                                        (12.21)(d)  (10.15)(d)    6.83(d)   16.23(d)    8.73      12.00     14.00
Class C ............................     (7.59)      (5.39)       7.69      16.45       8.72      11.99     14.00
                                         (8.51)(e)   (6.34)(e)    7.69      16.45       8.72      11.99     14.00
Class I ............................     (7.39)      (4.68)       8.51      17.19       9.07      12.23     14.22

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.44%, 1.44%, 2.18%, 2.18%, AND 1.18%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)   THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER AND CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE DIFFERENCES IN EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX (COMPOSED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED
      INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2007 through March 31, 2008

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                        Beginning         Ending       Annualized    Expenses
                      Account Value   Account Value      Expense    Paid During
                         10/01/07        03/31/08         Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA               $1,000.00       $  901.30         1.41%       $ 6.70
Class A                 $1,000.00       $  901.30         1.41%       $ 6.70
Class B                 $1,000.00       $  898.10         2.16%       $10.25
Class C                 $1,000.00       $  897.80         2.16%       $10.25
Class I**               $1,000.00       $  901.70         1.16%       $ 2.35

HYPOTHETICAL 5% RETURN
Class AAA               $1,000.00       $1,017.95         1.41%       $ 7.11
Class A                 $1,000.00       $1,017.95         1.41%       $ 7.11
Class B                 $1,000.00       $1,014.20         2.16%       $10.88
Class C                 $1,000.00       $1,014.20         2.16%       $10.88
Class I**               $1,000.00       $1,008.19         1.16%       $ 2.48

 * Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

** Class I Shares were first issued on January 11, 2008. Account values and expense ratios are calculated from January 11, 2008 through March 31, 2008.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2008:

THE GABELLI SMALL CAP GROWTH FUND

Equipment and Supplies ...............................................    12.4%
U.S. Government Obligations ..........................................    10.9%
Health Care ..........................................................     8.9%
Diversified Industrial ...............................................     7.8%
Energy and Utilities .................................................     5.7%
Food and Beverage ....................................................     5.3%
Specialty Chemicals ..................................................     4.9%
Financial Services ...................................................     4.3%
Business Services ....................................................     4.0%
Automotive: Parts and Accessories ....................................     3.2%
Aviation: Parts and Services .........................................     3.1%
Electronics ..........................................................     2.7%
Wireless Communications ..............................................     2.6%
Retail ...............................................................     2.5%
Hotels and Gaming ....................................................     2.2%
Computer Software and Services .......................................     2.0%
Entertainment ........................................................     2.0%
Consumer Products ....................................................     1.8%
Cable ................................................................     1.6%
Publishing ...........................................................     1.4%
Communications Equipment .............................................     1.2%
Manufactured Housing and Recreational Vehicles .......................     1.1%
Broadcasting .........................................................     1.1%
Telecommunications ...................................................     1.1%
Environmental Services ...............................................     1.0%
Consumer Services ....................................................     1.0%
Real Estate ..........................................................     0.9%
Transportation .......................................................     0.8%
Metals and Mining ....................................................     0.8%
Closed-End Funds .....................................................     0.6%
Educational Services .................................................     0.3%
Aerospace ............................................................     0.2%
Agriculture ..........................................................     0.1%
Paper and Forest Products ............................................     0.1%
Building and Construction ............................................     0.0%
Home Furnishings .....................................................     0.0%
Automotive ...........................................................     0.0%
Other Assets and Liabilities (Net) ...................................     0.4%
                                                                         ------
                                                                         100.0%
                                                                         ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS -- 88.4%
              AEROSPACE -- 0.2%
     165,000  Herley Industries Inc.+ .........  $    2,632,821  $    1,706,100
       3,000  Innovative Solutions &
                 Support Inc.+ ................          45,808          31,710
                                                 --------------  --------------
                                                      2,678,629       1,737,810
                                                 --------------  --------------
              AGRICULTURE -- 0.1%
       1,200  Cadiz Inc.+ .....................           4,500          18,456
       9,000  The Mosaic Co.+ .................         160,365         923,400
                                                 --------------  --------------
                                                        164,865         941,856
                                                 --------------  --------------
              AUTOMOTIVE -- 0.0%
       6,000  Oshkosh Corp. ...................          89,796         217,680
                                                 --------------  --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.2%
       3,816  Aftermarket Technology Corp.+ ...          47,013          74,183
       1,000  BERU AG .........................         106,336         117,065
     150,000  BorgWarner Inc. .................       1,609,839       6,454,500
      12,000  China Automotive
                 Systems Inc.+ ................          78,831          68,280
      30,000  Dana Holding Corp.+ .............         285,700         300,000
     240,900  Earl Scheib Inc.+ (a) ...........       1,475,236         635,976
      60,000  Lear Corp.+ .....................       1,970,281       1,554,600
     270,000  Midas Inc.+ .....................       4,010,223       4,641,300
     230,000  Modine Manufacturing Co. ........       5,382,506       3,332,700
      11,812  Monro Muffler Brake Inc. ........          52,857         199,623
     200,000  O'Reilly Automotive Inc.+ .......       5,994,117       5,704,000
     200,000  Proliance International Inc.+ ...       1,342,357         364,000
       2,000  Puradyn Filter
                 Technologies Inc.+ ...........           2,750             640
      64,000  SORL Auto Parts Inc.+ ...........         472,135         324,480
      75,375  Spartan Motors Inc. .............         365,563         637,672
     240,000  Standard Motor Products Inc. ....       3,125,763       1,468,800
      27,000  Strattec Security Corp. .........       1,058,830       1,142,910
      45,000  Superior Industries
                 International Inc. ...........         897,906         933,750
      40,000  Tenneco Inc.+ ...................         939,826       1,117,600
     220,000  The Pep Boys -
                 Manny, Moe & Jack ............       3,093,105       2,191,200
      27,000  Thor Industries Inc. ............         250,194         803,790
       4,000  Wonder Auto Technology Inc.+ ....          32,796          32,920
                                                 --------------  --------------
                                                     32,594,164      32,099,989
                                                 --------------  --------------
              AVIATION: PARTS AND SERVICES -- 3.1%
      25,000  AAR Corp.+ ......................         302,990         681,750
      10,000  Astronics Corp.+ ................          48,990         193,200
      14,000  Barnes Group Inc. ...............         119,438         321,300
     122,000  Curtiss-Wright Corp. ............       1,495,053       5,060,560
       7,500  Ducommun Inc.+ ..................          80,125         207,525
      30,000  Embraer-Empresa Brasileira de
                 Aeronautica SA, ADR ..........         508,773       1,185,300
      23,000  Gamesa Corp. Tecnologica SA .....         140,752       1,049,399
     280,000  GenCorp Inc.+ ...................       2,915,852       2,881,200

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

     450,000  Kaman Corp. .....................  $    7,217,248  $   12,730,500
      90,000  Moog Inc., Cl. A+ ...............         732,783       3,798,900
     500,000  The Fairchild Corp., Cl. A+ .....       1,399,826       1,140,000
      80,200  Woodward Governor Co. ...........       1,052,265       2,142,944
                                                 --------------  --------------
                                                     16,014,095      31,392,578
                                                 --------------  --------------
              BROADCASTING -- 1.1%
     128,000  Acme Communications Inc.+ .......         946,329         258,560
      85,800  Beasley Broadcast Group Inc.,
                 Cl. A ........................         680,297         305,448
       2,000  Cogeco Inc. .....................          39,014          59,428
     295,000  Crown Media Holdings Inc.,
                 Cl. A+ .......................       1,848,397       1,525,150
       3,333  CTN Media Group Inc.+ (b) .......          16,800               4
       2,000  Global Traffic Network Inc.+ ....          11,904          17,520
       2,433  Granite Broadcasting Corp.+ .....         822,771          41,361
     425,000  Gray Television Inc. ............       3,793,791       2,418,250
      35,000  Gray Television Inc., Cl. A .....         413,341         207,025
      48,000  Hearst-Argyle Television Inc. ...         425,523         990,240
     115,000  Ideation Acquisition Corp.+ .....         916,125         839,500
         250  Liberty Media Corp. -
                 Capital, Cl. A+ ..............           2,516           3,935
      17,000  Nexstar Broadcasting
                 Group Inc., Cl. A+ ...........         153,927         100,300
     225,000  Salem Communications Corp.,
                 Cl. A ........................       1,999,858         902,250
     200,000  Sinclair Broadcast Group Inc.,
                 Cl. A ........................       2,184,852       1,782,000
     200,000  Sirius Satellite Radio Inc.+ ....         981,915         572,000
      50,000  Spanish Broadcasting
                 System Inc., Cl. A+ ..........         448,766          88,500
      35,000  XM Satellite Radio
                 Holdings Inc., Cl. A+ ........         302,980         406,700
     550,000  Young Broadcasting Inc.,
                 Cl. A+ .......................       2,780,092         418,000
                                                 --------------  --------------
                                                     18,769,198      10,936,171
                                                 --------------  --------------
              BUILDING AND CONSTRUCTION -- 0.0%
      25,000  Huttig Building Products Inc.+ ..          90,165          58,000
      25,000  Insituform Technologies Inc.,
                 Cl. A+ .......................         464,645         345,750
       1,000  Universal Forest Products Inc. ..          12,125          32,200
           1  Vulcan Materials Co. ............               1               1
                                                 --------------  --------------
                                                        566,936         435,951
                                                 --------------  --------------
              BUSINESS SERVICES -- 3.8%
       5,000  ACCO Brands Corp.+ ..............         123,890          67,850
     245,000  AMICAS Inc.+ ....................       1,054,108         551,250
       6,000  BB Holdings Ltd.+ ...............          23,159          30,750
     440,000  BPW Acquisition Corp.+ ..........       4,396,038       4,206,400
       5,000  BrandPartners Group Inc.+ .......           4,850             210
       2,400  Carlisle Group Ltd.+ ............           3,303           4,120
       4,500  Cockleshell Ltd.+ ...............               0           5,225

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
       2,500  comScore Inc.+ ..................  $       41,250  $       50,150
     200,000  Diebold Inc. ....................       7,424,413       7,510,000
     430,000  Edgewater Technology Inc.+ ......       2,324,540       2,266,100
       4,100  GP Strategies Corp.+ ............          33,938          38,950
      22,589  GSE Systems Inc.+ ...............          31,625         183,874
         500  GSI Commerce Inc.+ ..............           8,649           6,575
     100,000  Industrial Distribution
                 Group Inc.+ ..................         405,322       1,004,000
      60,000  Interactive Data Corp. ..........         534,171       1,708,200
     300,000  Intermec Inc.+ ..................       6,190,203       6,657,000
      13,000  Landauer Inc. ...................         234,859         654,420
       4,000  MDC Partners Inc., Cl. A+ .......          12,360          29,080
     170,000  Nashua Corp.+ ...................       1,640,781       1,868,300
      30,000  R. H. Donnelley Corp.+ ..........         311,072         151,800
         600  Shellshock Ltd.+ ................             327             792
      68,000  Sohgo Security
                 Services Co. Ltd. ............         864,949         948,234
      12,500  SP Acquisition Holdings Inc.+ ...         125,000         122,250
      18,000  Stamps.com Inc.+ ................          98,885         184,680
       5,000  StarTek Inc.+ ...................          73,657          46,050
      55,000  The Brink's Co. .................       1,420,728       3,694,900
     400,000  The Interpublic Group of
                 Companies Inc.+ ..............       3,473,211       3,364,000
     170,000  Trans-Lux Corp.+ (a) ............       1,270,779         595,000
      25,050  TransAct Technologies Inc.+ .....         125,082         122,996
     100,000  ValueClick Inc.+ ................       2,458,603       1,725,000
                                                 --------------  --------------
                                                     34,709,752      37,798,156
                                                 --------------  --------------
              CABLE -- 1.6%
     230,000  Adelphia Communications
                 Corp., Cl. A+ (b) ............          29,650               0
     230,000  Adelphia Communications
                 Corp., Cl. A, Escrow+ (b) ....               0               0
     230,000  Adelphia Recovery Trust+ (b) ....               0               0
     500,000  Cablevision Systems Corp.,
                 Cl. A+ .......................         121,520      10,715,000
       9,329  Liberty Global Inc., Cl. A+ .....         249,972         317,932
       9,329  Liberty Global Inc., Cl. C+ .....         240,169         303,006
     325,000  Lin TV Corp., Cl. A+ ............       5,012,105       3,123,250
       8,000  Outdoor Channel
                 Holdings Inc.+ ...............          72,605          58,800
      60,000  The DIRECTV Group Inc.+ .........       1,465,253       1,487,400
                                                 --------------  --------------
                                                      7,191,274      16,005,388
                                                 --------------  --------------
              CLOSED-END FUNDS -- 0.6%
     101,202  The Central Europe and
                 Russia Fund Inc. .............       2,879,202       4,800,011
      36,700  The European Equity Fund Inc. ...         386,832         392,690
      54,000  The New Germany Fund Inc. .......         635,491         834,300
      11,000  The Spain Fund Inc. .............         103,029         133,540
                                                 --------------  --------------
                                                      4,004,554       6,160,541
                                                 --------------  --------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMUNICATIONS EQUIPMENT -- 1.2%
     150,000  Communications
                 Systems Inc. .................  $    1,040,821  $    1,615,500
     260,900  Sycamore Networks Inc.+ .........         778,040         954,894
     258,000  Thomas & Betts Corp.+ ...........       4,715,067       9,383,460
                                                 --------------  --------------
                                                      6,533,928      11,953,854
                                                 --------------  --------------
              COMPUTER SOFTWARE AND SERVICES -- 2.0%
     500,000  BEA Systems Inc.+ ...............       9,543,500       9,575,000
      70,000  Borland Software Corp.+ .........         586,785         141,400
      90,000  FalconStor Software Inc.+ .......         636,867         684,900
     300,000  Furmanite Corp.+ ................       1,146,864       2,550,000
      59,508  Global Sources Ltd.+ ............         834,258         883,694
      40,000  Jupitermedia Corp.+ .............         295,800          83,600
       2,000  Limelight Networks Inc.+ ........          15,963           6,480
      20,187  MKS Instruments Inc.+ ...........         367,981         432,002
      10,000  NAVTEQ Corp.+ ...................         369,415         680,000
      60,000  OpenTV Corp., Cl. A+ ............         315,990          70,800
       6,000  Phoenix Technologies Ltd.+ ......          41,368          93,960
     215,000  Stamford Industrial
                 Group Inc.+ ..................         156,830         290,250
     800,000  StorageNetworks Inc.,
                 Escrow+ (b) ..................               0          24,000
     290,000  Tyler Technologies Inc.+ ........       1,092,388       4,054,200
                                                 --------------  --------------
                                                     15,404,009      19,570,286
                                                 --------------  --------------
              CONSUMER PRODUCTS -- 1.8%
      70,000  1-800-FLOWERS.COM Inc.,
                 Cl. A+ .......................         658,180         595,700
       6,750  Adams Golf Inc.+ ................          71,200          56,025
       5,250  Alberto-Culver Co. ..............         123,588         143,902
      16,000  Ashworth Inc.+ ..................          69,906          45,760
      33,500  Chofu Seisakusho Co. Ltd. .......         484,644         671,815
      36,000  Church & Dwight Co. Inc. ........         344,519       1,952,640
      45,000  Coachmen Industries Inc. ........         503,207         134,100
       6,000  Elizabeth Arden Inc.+ ...........          82,125         119,700
      55,771  Escada AG+ ......................       1,833,070       1,530,288
       2,000  Harley-Davidson Inc. ............           4,712          75,000
     210,000  Hartmarx Corp.+ .................       1,039,708         613,200
      45,000  Lenox Group Inc.+ ...............         367,390          79,650
       5,000  Levcor International Inc.+ ......           7,650           1,450
     300,000  Marine Products Corp. ...........         273,738       2,424,000
      31,000  National Presto Industries
                 Inc. .........................         966,705       1,624,400
      83,000  Revlon Inc., Cl. A+ .............         253,933          81,340
     110,250  Sally Beauty Holdings Inc.+ .....         858,715         760,725
     700,000  Schiff Nutrition
                 International Inc. ...........       1,877,976       4,193,000
      55,000  Spectrum Brands Inc.+ ...........         546,017         251,350
       1,070  Steven Madden Ltd.+ .............           4,726          18,329
      14,000  Stewart Enterprises Inc.,
                 Cl. A ........................          65,467          89,880
      87,425  Syratech Corp.+ .................          17,426           1,749
       4,000  The Scotts Miracle-Gro Co.,
                 Cl. A ........................          45,880         129,680

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              CONSUMER PRODUCTS (CONTINUED)
      17,000  WD-40 Co. .......................  $      470,278  $      565,250
      73,000  Wolverine World Wide Inc. .......         710,597       2,117,730
                                                 --------------  --------------
                                                     11,681,357      18,276,663
                                                 --------------  --------------
              CONSUMER SERVICES -- 1.0%
      34,000  Bowlin Travel Centers Inc.+ .....          31,812          54,400
       2,500  Collectors Universe Inc. ........           8,720          25,975
      10,000  eLong Inc., ADR+ ................         113,711          83,200
       2,000  Expedia Inc.+ ...................          19,829          43,780
      40,000  IAC/InterActiveCorp+ ............         471,794         830,400
     210,000  Martha Stewart Living
                 Omnimedia Inc., Cl. A+ .......       1,819,834       1,560,300
      20,000  Response USA Inc.+ ..............          16,500              31
     400,500  Rollins Inc. ....................       2,284,661       7,084,845
      10,000  TiVo Inc.+ ......................          74,563          87,600
                                                 --------------  --------------
                                                      4,841,424       9,770,531
                                                 --------------  --------------
              DIVERSIFIED INDUSTRIAL -- 7.7%
      42,000  Acuity Brands Inc. ..............         410,317       1,803,900
       5,000  Albany International Corp.,
                 Cl. A ........................         177,158         180,700
     103,100  Ampco-Pittsburgh Corp. ..........       1,446,420       4,432,269
       6,000  Anixter International Inc.+ .....          57,120         384,240
     312,000  Baldor Electric Co. .............       8,576,516       8,736,000
     151,000  Crane Co. .......................       3,330,687       6,092,850
     100,000  Delta plc .......................         212,289         186,556
       3,000  ESCO Technologies Inc.+ .........          49,914         119,160
       1,626  Foster Wheeler Ltd.+ ............           3,194          92,064
      12,000  Gardner Denver Inc.+ ............         103,046         445,200
     188,000  Greif Inc., Cl. A ...............       1,907,682      12,770,840
      26,000  Greif Inc., Cl. B ...............         948,864       1,589,380
     370,000  Griffon Corp.+ ..................       5,675,398       3,182,000
      48,000  Hawk Corp., Cl. A+ ..............         768,610         840,960
      10,000  Insteel Industries Inc. .........           4,250         116,300
     180,000  Katy Industries Inc.+ ...........         701,316         279,000
      69,000  Lindsay Corp. ...................         742,781       7,070,430
     325,000  Magnetek Inc.+ ..................       1,712,191       1,118,000
      32,000  Matthews International Corp.,
                 Cl. A ........................         748,294       1,544,000
     270,000  Myers Industries Inc. ...........       2,441,846       3,545,100
     150,000  National Patent
                 Development Corp.+ ...........         135,611         360,000
     101,000  Oil-Dri Corp. of America ........         873,490       1,806,890
      15,000  Olin Corp. ......................         232,292         296,400
     230,000  Park-Ohio Holdings Corp.+ .......       1,384,871       3,613,300
      86,000  Precision Castparts Corp. .......       1,571,868       8,778,880
      32,000  Roper Industries Inc. ...........         620,029       1,902,080
      33,000  Sonoco Products Co. .............         911,856         944,790
      63,000  Standex International Corp. .....       1,253,307       1,407,420
     145,000  Tech/Ops Sevcon Inc. ............       1,023,242       1,015,000
     100,000  Tredegar Corp. ..................       1,493,541       1,821,000
      73,048  WHX Corp.+ ......................       1,038,747         191,751
                                                 --------------  --------------
                                                     40,556,747      76,666,460
                                                 --------------  --------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              EDUCATIONAL SERVICES -- 0.3%
      30,000  Career Education Corp.+ .........  $      453,735  $      381,600
     150,000  Corinthian Colleges Inc.+ .......       1,184,223       1,084,500
       1,000  School Specialty Inc.+ ..........          33,907          31,540
     150,100  Universal Technical
                 Institute Inc.+ ..............       2,878,683       1,760,673
                                                 --------------  --------------
                                                      4,550,548       3,258,313
                                                 --------------  --------------
              ELECTRONICS -- 2.7%
      76,000  Badger Meter Inc. ...............       1,817,889       3,283,200
      85,000  Bel Fuse Inc., Cl. A ............       2,885,032       2,668,150
     478,500  California Micro
                 Devices Corp.+ ...............       2,312,047       1,406,790
     220,000  CTS Corp. .......................       2,392,912       2,354,000
      45,000  Excel Technology Inc.+ ..........       1,202,663       1,213,200
     220,000  Greatbatch Inc.+ ................       5,801,037       4,050,200
      16,000  IMAX Corp.+ .....................         137,281         111,520
     230,000  KEMET Corp.+ ....................       1,799,362         929,200
      75,000  Methode Electronics Inc. ........         710,862         876,750
     224,800  Park Electrochemical Corp. ......       5,434,085       5,811,080
     120,000  Stoneridge Inc.+ ................       1,127,216       1,614,000
     150,000  Trident Microsystems Inc.+ ......         798,820         772,500
     150,000  Zoran Corp.+ ....................       1,820,015       2,049,000
                                                 --------------  --------------
                                                     28,239,221      27,139,590
                                                 --------------  --------------
              ENERGY AND UTILITIES -- 5.7%
       3,000  AGL Resources Inc. ..............          51,525         102,960
   1,300,000  Aquila Inc.+ ....................       4,798,721       4,173,000
      95,000  Callon Petroleum Co.+ ...........         939,533       1,718,550
      70,200  CH Energy Group Inc. ............       2,828,896       2,730,780
      12,000  Chesapeake Utilities Corp. ......         236,752         355,680
      65,000  CMS Energy Corp. ................         363,722         880,100
      23,000  Connecticut Water Service Inc. ..         464,832         544,410
       3,500  Consolidated Water Co. Ltd. .....          83,341          77,105
     150,000  Covanta Holding Corp.+ ..........         644,530       4,125,000
     145,000  El Paso Electric Co.+ ...........       1,886,797       3,098,650
      12,500  EnergySouth Inc. ................         702,377         652,375
      20,000  Environmental Power Corp.+ ......         110,000          83,000
     132,000  Florida Public Utilities Co. ....       1,239,946       1,471,800
      43,000  Middlesex Water Co. .............         743,997         780,880
      10,000  Nicor Inc. ......................         221,002         335,100
      20,000  Oceaneering
                 International Inc.+ ..........         544,313       1,260,000
      26,200  Pennichuck Corp. ................         609,739         605,220
       2,000  PetroQuest Energy Inc.+ .........           5,250          34,680
     200,000  PNM Resources Inc. ..............       2,480,622       2,494,000
      30,000  Rowan Companies Inc. ............       1,124,461       1,235,400
   1,015,000  RPC Inc. ........................       1,503,947      15,417,850
      77,000  SJW Corp. .......................       1,182,745       2,201,430
      85,000  Southern Union Co. ..............       1,641,113       1,977,950
     110,000  Southwest Gas Corp. .............       2,061,384       3,075,600
      20,000  Tesoro Corp. ....................         140,933         600,000
       4,000  Toreador Resources Corp.+ .......          15,250          31,120

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
       6,000  Union Drilling Inc.+ ............  $       83,892  $      104,940
      10,000  Vestas Wind Systems A/S+ ........          89,988       1,092,434
      10,000  W-H Energy Services Inc.+ .......         212,864         688,500
     195,000  Westar Energy Inc. ..............       3,421,319       4,440,150
                                                 --------------  --------------
                                                     30,433,791      56,388,664
                                                 --------------  --------------
              ENTERTAINMENT -- 2.0%
     125,000  Aruze Corp. .....................       2,945,400       3,862,360
      42,500  Canterbury Park
                 Holding Corp. ................         594,314         401,625
      45,000  Carmike Cinemas Inc. ............         431,520         462,600
       6,048  Chestnut Hill Ventures+ (b) .....         164,590         170,238
      20,000  Discovery Holding Co., Cl. A+ ...         477,503         424,400
     201,000  Dover Motorsports Inc. ..........       1,104,623       1,236,150
     108,000  Fisher Communications Inc.+ .....       5,806,649       3,365,280
     581,466  Gemstar-TV Guide
                 International Inc.+ ..........       3,218,348       2,732,890
      16,000  International Speedway Corp.,
                 Cl. A ........................         515,479         659,200
       2,500  International Speedway Corp.,
                 Cl. B ........................          45,000         101,625
       1,000  Liberty Media Corp. -
                 Entertainment, Cl. A+ ........          13,208          22,640
     280,000  Six Flags Inc.+ .................       1,414,739         459,200
     178,600  Take-Two Interactive
                 Software Inc.+ ...............       4,602,533       4,557,872
      95,030  Triple Crown Media Inc.+ ........         802,174         265,134
      50,000  World Wrestling
                 Entertainment Inc., Cl. A ....         581,121         930,500
      30,000  WPT Enterprises Inc.+ ...........         203,513          43,500
                                                 --------------  --------------
                                                     22,920,714      19,695,214
                                                 --------------  --------------
              ENVIRONMENTAL SERVICES -- 1.0%
     200,000  Allied Waste Industries Inc.+ ...       1,943,361       2,162,000
      10,000  Basin Water Inc.+ ...............          84,528          57,400
       2,500  Renegy Holdings Inc.+ ...........          16,031          10,750
     262,500  Republic Services Inc. ..........       2,490,315       7,675,500
                                                 --------------  --------------
                                                      4,534,235       9,905,650
                                                 --------------  --------------
              EQUIPMENT AND SUPPLIES -- 12.4%
      15,000  A.O. Smith Corp., Cl. A .........         336,569         521,250
     249,000  AMETEK Inc. .....................         996,986      10,933,590
     425,000  Baldwin Technology Co. Inc.,
                 Cl. A+ .......................       1,353,684       1,092,250
      25,000  Belden Inc. .....................         279,400         883,000
       5,000  C&D Technologies Inc.+ ..........          51,765          25,100
      50,000  Capstone Turbine Corp.+ .........         103,400         106,000
     253,000  CIRCOR International Inc. .......       5,138,983      11,701,250
     400,000  CLARCOR Inc. ....................       2,448,277      14,220,000
     200,000  Core Molding
                 Technologies Inc.+ ...........         299,389       1,425,000

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

     170,000  Crown Holdings Inc.+ ............  $      687,034  $    4,277,200
       2,000  Danaher Corp. ...................          34,106         152,060
      66,000  Donaldson Co. Inc. ..............         761,576       2,658,480
     225,000  Enodis plc ......................         756,230         621,812
      90,000  Entegris Inc.+ ..................         708,040         647,100
      40,000  Fedders Corp.+ ..................          10,068             360
     174,000  Flowserve Corp. .................       3,239,900      18,162,120
     160,000  Franklin Electric Co. Inc. ......       1,496,658       5,467,200
      22,000  Gehl Co.+ .......................         462,399         372,680
     151,000  Gerber Scientific Inc.+ .........       1,472,095       1,342,390
      84,000  Graco Inc. ......................         928,834       3,045,840
     250,000  GrafTech International Ltd.+ ....       2,524,711       4,052,500
      90,000  IDEX Corp. ......................         556,738       2,762,100
      30,000  Interpump Group SpA .............         117,824         287,728
       1,200  Itron Inc.+ .....................          83,560         108,276
       4,000  Jarden Corp.+ ...................          11,351          86,960
       9,000  K-Tron International Inc.+ ......          85,088       1,080,990
      64,000  L.S. Starrett Co., Cl. A ........       1,091,156       1,231,360
      30,000  Littelfuse Inc.+ ................         611,444       1,049,100
     107,000  Lufkin Industries Inc. ..........       1,029,240       6,828,740
      55,000  Maezawa Kyuso
                 Industries Co. Ltd. ..........         359,609       1,045,596
      35,554  Met-Pro Corp. ...................         192,459         398,916
       2,000  Middleby Corp.+ .................          37,310         124,780
      20,800  Mueller Industries Inc. .........         661,915         600,080
      10,000  Plantronics Inc. ................         246,559         193,100
      88,000  Robbins & Myers Inc. ............         967,454       2,873,200
      95,000  SL Industries Inc.+ .............       1,114,953       1,890,500
       5,000  Teleflex Inc. ...................          76,167         238,550
     180,000  Tennant Co. .....................       4,093,798       7,165,800
     318,750  The Gorman-Rupp Co. .............       6,126,194      10,483,687
       5,000  Valmont Industries Inc. .........          40,625         439,450
      60,000  Vicor Corp. .....................         715,458         716,400
       7,875  Watsco Inc., Cl. B ..............          23,627         326,813
      90,000  Watts Water Technologies Inc.,
                 Cl. A ........................       1,777,805       2,522,700
      61,050  Wolverine Tube Inc.+ ............         201,570          51,282
                                                 --------------  --------------
                                                     44,312,008     124,213,290
                                                 --------------  --------------
              FINANCIAL SERVICES -- 4.3%
      10,200  Alleghany Corp.+ ................       1,731,082       3,483,300
      25,287  Argo Group International
                 Holdings Ltd.+ ...............         844,293         898,194
     100,000  Bank of Florida Corp.+ ..........       1,294,226       1,014,000
      87,000  BKF Capital Group Inc.+ .........       1,119,917         167,040
     422,800  CNA Surety Corp.+ ...............       4,898,999       6,502,664
      21,000  Crazy Woman Creek
                 Bancorp Inc...................         325,590         407,400
      17,813  Deerfield Capital Corp. .........          25,294          25,116
      10,000  Duff & Phelps Corp., Cl. A+ .....         158,736         179,900
      37,000  Epoch Holding Corp. .............          63,098         443,260

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
       3,000  Federal Agricultural
                 Mortgage Corp., Cl. C ........  $       24,000  $       78,300
     175,000  Flushing Financial Corp. ........       2,721,158       3,076,500
     205,000  Franklin Bank Corp.+ ............       4,073,434         621,150
       2,000  KBW Inc.+ .......................          40,585          44,100
      70,000  LaBranche & Co. Inc.+ ...........         646,126         304,500
       1,000  LandAmerica Financial
                 Group Inc. ...................          12,175          39,470
       3,000  Leucadia National Corp. .........          24,354         135,660
      75,000  MVC Capital Inc. ................         861,134       1,143,000
     225,000  Nara Bancorp Inc. ...............       2,756,543       2,922,750
       3,000  NetBank Inc.+ ...................           6,056              54
     135,000  NewAlliance Bancshares Inc. .....       1,912,557       1,655,100
       6,000  Och-Ziff Capital Management
                 Group LLC, Cl. A .............         145,218         126,000
      10,000  PrivateBancorp Inc. .............         306,851         314,700
     145,320  Sterling Bancorp ................       2,392,075       2,256,820
      60,000  Sterling Financial Corp. ........       1,000,493       1,047,000
     125,000  SWS Group Inc. ..................       2,412,738       1,528,750
     107,500  The Midland Co. .................         822,713       6,979,975
       4,500  Value Line Inc. .................         183,817         206,550
     150,000  Waddell & Reed Financial Inc.,
                 Cl. A ........................       4,642,735       4,819,500
      63,600  Wilmington Trust Corp. ..........       1,990,755       1,977,960
                                                 --------------  --------------
                                                     37,436,752      42,398,713
                                                 --------------  --------------
              FOOD AND BEVERAGE -- 5.3%
      28,500  Boston Beer Co. Inc., Cl. A+ ....         446,357       1,354,890
      25,000  Brown-Forman Corp., Cl. A .......         697,122       1,731,000
     200,000  Bull-Dog Sauce Co. Ltd. .........         658,452         511,637
         100  Compania Cervecerias
                 Unidas SA, ADR ...............           2,455           3,534
     200,000  CoolBrands International Inc.+ ..         201,970         163,671
      34,000  Corn Products International
                 Inc. .........................         548,898       1,262,760
     260,000  Davide Campari-Milano SpA .......       2,616,561       2,522,379
     155,000  Del Monte Foods Co. .............       1,477,478       1,477,150
      85,000  Denny's Corp.+ ..................         132,581         253,300
   1,200,000  Dynasty Fine Wines Group Ltd. ...         403,579         260,580
         100  Embotelladora Andina SA,
                 Cl. A, ADR ...................           1,295           1,925
      25,000  Farmer Brothers Co. .............         389,323         578,500
     330,000  Flowers Foods Inc. ..............       1,916,058       8,167,500
         500  Genesee Corp., Cl. A+ (b) .......               0               0
      21,500  Genesee Corp., Cl. B+ (b) .......          15,393               0
     701,500  Grupo Continental SAB de CV+ ....       1,058,724       1,697,270
      10,000  Hain Celestial Group Inc.+ ......         184,774         295,000
     140,000  ITO EN Ltd. .....................       3,039,334       2,477,528
      25,000  ITO EN Ltd., Preference .........         531,595         282,404
      25,000  J & J Snack Foods Corp. .........         577,813         686,750
     350,000  Kikkoman Corp. ..................       3,180,129       4,301,264

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

     100,000  Lifeway Foods Inc.+ .............  $      896,450  $    1,068,000
      20,000  Meiji Seika Kaisha Ltd. .........          87,470         101,725
      40,000  MGP Ingredients Inc. ............         278,545         279,600
     160,000  Morinaga Milk Industry
                 Co. Ltd. .....................         666,865         489,567
      15,000  Nathan's Famous Inc.+ ...........         155,721         210,000
     122,850  Nissin Food Products Co. Ltd. ...       4,244,502       4,141,011
      20,000  NuCo2 Inc.+ .....................         562,688         555,400
       4,000  Omni Nutraceuticals Inc.+ .......          13,563               3
      80,000  PepsiAmericas Inc. ..............       1,798,266       2,042,400
      56,000  Ralcorp Holdings Inc.+ ..........         999,311       3,256,400
     140,000  Rock Field Co. Ltd. .............       2,262,956       2,213,483
      60,000  Smart Balance Inc.+ .............         568,588         474,000
      14,300  The Cheesecake Factory Inc.+ ....         106,751         311,597
      66,000  The J.M. Smucker Co. ............       1,599,230       3,340,260
      85,190  Tootsie Roll Industries Inc. ....       1,712,813       2,146,788
      49,000  Triarc Cos. Inc., Cl. A .........         348,372         308,700
     119,000  Triarc Cos. Inc., Cl. B .........       1,016,318         822,290
       2,000  Vina Concha Y Toro SA, ADR ......          54,957          73,520
       1,000  Willamette Valley
                 Vineyards Inc.+ ..............           3,994           7,250
     100,000  YAKULT HONSHA Co. Ltd. ..........       2,539,866       3,099,920
                                                 --------------  --------------
                                                     37,997,117      52,970,956
                                                 --------------  --------------
              HEALTH CARE -- 8.9%
     375,000  Advanced Medical
                 Optics Inc.+ .................      12,458,208       7,612,500
      47,000  Align Technology Inc.+ ..........         409,536         522,170
     100,000  Allergan Inc. ...................       1,964,408       5,639,000
     138,000  Alpharma Inc., Cl. A+ ...........       3,198,529       3,616,980
     175,000  AngioDynamics Inc.+ .............       2,960,164       2,023,000
       5,000  Anika Therapeutics Inc.+ ........          64,475          42,400
     215,000  Animal Health
                 International Inc.+ ..........       2,557,725       2,352,100
      65,000  ArthroCare Corp.+ ...............       1,937,039       2,167,750
       7,500  Bio-Rad Laboratories Inc.,
                 Cl. A+ .......................         296,935         667,125
      30,000  BioLase Technology Inc.+ ........         102,764          92,700
       9,000  Bruker Corp.+ ...................          34,729         138,510
     112,000  Chemed Corp. ....................       1,802,990       4,726,400
      74,400  CONMED Corp.+ ...................       1,963,103       1,907,616
     190,000  Crucell NV, ADR+ ................       3,746,685       2,927,900
     215,000  Cutera Inc.+ ....................       3,762,183       2,896,050
     100,000  Del Global
                 Technologies Corp.+ ..........         306,703         235,000
     100,000  DexCom Inc.+ ....................       1,179,570         414,000
      90,000  Edwards Lifesciences Corp.+ .....       3,180,397       4,009,500
      68,000  Exactech Inc.+ ..................         982,431       1,712,920
      42,000  Henry Schein Inc.+ ..............         739,631       2,410,800
     100,000  ICU Medical Inc.+ ...............       2,851,239       2,877,000
      15,000  IMS Health Inc. .................         412,500         315,150

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
       2,000  Integra LifeSciences
                 Holdings Corp.+ ..............  $       43,600  $       86,940
       3,000  Invacare Corp. ..................          73,652          66,840
      30,000  Inverness Medical
                 Innovations Inc.+ ............         554,733         903,000
      25,000  Invitrogen Corp.+ ...............       1,286,160       2,136,750
      10,000  K-V Pharmaceutical Co.,
                 Cl. A+ .......................         286,714         249,600
      45,000  Mentor Corp. ....................       1,439,762       1,157,400
      60,000  Micrus Endovascular Corp.+ ......         943,894         741,600
      40,000  MWI Veterinary Supply Inc.+ .....         972,736       1,410,400
      16,000  Nabi Biopharmaceuticals+ ........         109,645          64,320
       4,000  NeoPharm Inc.+ ..................          21,310           2,241
      10,000  NeuroMetrix Inc.+ ...............          67,433          18,200
         800  Nobel Biocare Holding AG ........          61,643         186,084
     200,000  Odyssey HealthCare Inc.+ ........       2,203,256       1,800,000
      50,000  Opko Health Inc.+ ...............         164,099         104,000
      54,000  Orthofix International NV+ ......       2,056,097       2,147,580
       2,000  OrthoLogic Corp.+ ...............           6,750           1,700
      35,000  Owens & Minor Inc. ..............         692,324       1,376,900
     120,000  Pain Therapeutics Inc.+ .........       1,086,242       1,014,000
     220,000  Palomar Medical
                 Technologies Inc.+ ...........       4,170,333       3,322,000
     101,500  Penwest
                 Pharmaceuticals Co.+ .........       1,136,172         263,900
      30,000  PSS World Medical Inc.+ .........         367,273         499,800
       1,779  Qiagen NV+ ......................           7,992          37,003
     205,000  Quidel Corp.+ ...................       1,712,623       3,292,300
     120,000  RTI Biologics Inc.+ .............       1,178,032       1,134,000
       8,000  Sirona Dental Systems Inc.+ .....          95,126         215,760
      20,000  SNIA SpA+ .......................          41,661          17,240
     140,000  Sonic Innovations Inc.+ .........         646,693         676,200
   2,600,000  Sorin SpA+ ......................       7,847,452       4,227,909
   1,100,000  SSL International plc ...........       8,745,703       9,900,372
       2,300  Straumann Holding AG ............         206,988         656,580
       4,200  Stryker Corp. ...................         162,570         273,210
      40,000  Thoratec Corp.+ .................         478,455         571,600
      30,000  United-Guardian Inc. ............         275,421         307,200
      60,000  Vascular Solutions Inc.+ ........         480,529         367,800
       1,000  Wright Medical Group Inc.+ ......          16,460          24,140
      10,000  Young Innovations Inc. ..........         237,253         173,200
      15,000  Zymogenetics Inc.+ ..............         177,307         147,000
                                                 --------------  --------------
                                                     86,966,037      88,881,340
                                                 --------------  --------------
              HOME FURNISHINGS -- 0.0%
      12,000  Bassett Furniture Industries
                 Inc. .........................         192,256         148,080
       4,000  Bed Bath & Beyond Inc.+ .........          11,125         118,000
         250  Foamex International Inc.+ ......           8,062             408
      18,000  La-Z-Boy Inc. ...................         160,438         150,120
                                                 --------------  --------------
                                                        371,881         416,608
                                                 --------------  --------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              HOTELS AND GAMING -- 2.2%
      12,000  Boyd Gaming Corp. ...............  $       90,225  $      240,000
      78,000  Churchill Downs Inc. ............       2,596,841       3,684,720
     100,000  Dover Downs Gaming &
                 Entertainment Inc. ...........         666,063         851,000
     170,000  Gaylord Entertainment Co.+ ......       5,025,021       5,149,300
      28,000  Home Inns & Hotels
                 Management Inc., ADR+ ........         709,811         551,320
     140,000  Lakes Entertainment Inc.+ .......         717,933         618,800
      10,000  Las Vegas Sands Corp.+ ..........         778,331         736,400
     110,000  Magna Entertainment Corp.,
                 Cl. A+ .......................         620,140          37,400
      35,000  Marcus Corp. ....................         627,819         672,000
      40,000  Orient-Express Hotels Ltd.,
                 Cl. A ........................       1,854,955       1,726,400
      52,000  Penn National Gaming Inc.+ ......         134,938       2,273,960
     125,000  Pinnacle
                 Entertainment Inc.+ ..........       1,680,650       1,600,000
      90,488  Sonesta International
                 Hotels Corp., Cl. A ..........       2,573,461       2,239,578
      16,000  Wynn Resorts Ltd. ...............         135,778       1,610,240
      20,000  Youbet.com Inc.+ ................          51,494          16,200
                                                 --------------  --------------
                                                     18,263,460      22,007,318
                                                 --------------  --------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.1%
      50,000  Cavalier Homes Inc.+ ............          95,636          79,000
      58,000  Cavco Industries Inc.+ ..........       1,127,032       2,032,320
     340,000  Champion Enterprises Inc.+ ......       3,532,538       3,410,200
      17,000  Drew Industries Inc.+ ...........         296,303         415,820
     210,000  Fleetwood Enterprises Inc.+ .....       2,603,146         966,000
      55,000  Monaco Coach Corp. ..............       1,196,024         521,400
      13,400  Nobility Homes Inc. .............         262,206         234,500
     136,000  Skyline Corp. ...................       4,410,274       3,783,520
                                                 --------------  --------------
                                                     13,523,159      11,442,760
                                                 --------------  --------------
              METALS AND MINING -- 0.8%
      52,003  Barrick Gold Corp. ..............       1,522,648       2,259,530
      10,000  Inmet Mining Corp. ..............         325,911         730,674
      15,000  Ivanhoe Mines Ltd.+ .............         111,730         154,800
     142,115  Kinross Gold Corp. ..............         984,488       3,142,163
       2,000  Northwest Pipe Co.+ .............          55,888          84,980
     190,000  Royal Oak Mines Inc.+ (b) .......         322,487               0
      30,148  Stillwater Mining Co.+ ..........         389,561         466,389
      52,000  Uranium Resources Inc.+ .........         287,137         311,480
      22,350  Yamana Gold Inc. ................          75,630         326,757
                                                 --------------  --------------
                                                      4,075,480       7,476,773
                                                 --------------  --------------
              PAPER AND FOREST PRODUCTS -- 0.1%
      18,000  Schweitzer-Mauduit
                 International Inc. ...........         424,690         416,520
      25,000  Wausau Paper Corp. ..............         303,338         206,500
                                                 --------------  --------------
                                                        728,028         623,020
                                                 --------------  --------------

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 1.4%
       2,500  AH Belo Corp., Cl. A+ ...........  $       36,780  $       28,575
       4,000  Belo Corp., Cl. A ...............          62,018          42,280
     160,000  Il Sole 24 Ore+ .................         968,808       1,009,141
     307,237  Independent News & Media plc ....         431,671       1,008,909
      12,000  John Wiley & Sons Inc., Cl. B ...          46,500         473,520
     375,000  Journal Communications Inc.,
                 Cl. A ........................       3,769,669       2,767,500
      70,000  Journal Register Co. ............         234,396          38,500
      50,000  Lee Enterprises Inc. ............         812,427         500,500
      50,000  McClatchy Co., Cl. A ............       1,525,655         535,000
     110,000  Media General Inc., Cl. A .......       2,830,961       1,542,200
      23,000  Meredith Corp. ..................         429,183         879,750
     260,000  News Corp., Cl. A ...............         765,310       4,875,000
      80,333  PRIMEDIA Inc. ...................       1,280,186         590,447
                                                 --------------  --------------
                                                     13,193,564      14,291,322
                                                 --------------  --------------
              REAL ESTATE -- 0.9%
     172,100  Griffin Land & Nurseries Inc. ...       2,278,599       5,935,729
       9,000  Gyrodyne Co. of America Inc.+ ...         135,071         361,125
      20,000  Malan Realty Investors
                 Inc.+ (b) ....................          53,529             390
     106,000  Morguard Corp. ..................       1,344,892       3,098,056
                                                 --------------  --------------
                                                      3,812,091       9,395,300
                                                 --------------  --------------
              RETAIL -- 2.5%
     144,000  Aaron Rents Inc., Cl. A .........         521,690       2,736,000
      50,000  Big 5 Sporting Goods Corp. ......         834,145         438,500
       8,000  Casey's General Stores Inc. .....         124,503         180,800
     270,000  Coldwater Creek Inc.+ ...........       1,654,580       1,363,500
      45,000  Copart Inc.+ ....................       1,358,442       1,744,200
     364,700  CSK Auto Corp.+ .................       3,833,863       3,395,357
       4,000  Gander Mountain Co.+ ............          32,640          24,320
     250,000  Ingles Markets Inc., Cl. A ......       4,113,943       6,147,500
      35,000  Movado Group Inc. ...............         515,027         682,150
      30,000  Pier 1 Imports Inc.+ ............         202,215         188,400
      22,000  Rush Enterprises Inc., Cl. B+ ...         332,286         322,960
     250,000  The Bon-Ton Stores Inc. .........       1,998,967       1,367,500
     255,000  The Steak n Shake Co.+ ..........       3,297,198       2,006,850
      45,000  Tractor Supply Co.+ .............       1,815,959       1,778,400
       6,000  Village Super Market Inc.,
                 Cl. A ........................         272,152         309,000
      44,000  Weis Markets Inc. ...............       1,323,449       1,516,680
      25,000  Winn-Dixie Stores Inc.+ .........         445,808         449,000
                                                 --------------  --------------
                                                     22,676,867      24,651,117
                                                 --------------  --------------
              SPECIALTY CHEMICALS -- 4.9%
      60,000  A. Schulman Inc. ................       1,199,761       1,231,800
      24,000  Airgas Inc. .....................         150,350       1,091,280
      78,000  Albemarle Corp. .................       1,104,310       2,848,560

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

      35,000  Arch Chemicals Inc. .............  $      766,922  $    1,304,100
     580,000  Chemtura Corp. ..................       5,756,417       4,257,200
      10,000  Cytec Industries Inc. ...........         278,296         538,500
       3,200  Dionex Corp.+ ...................          96,000         246,368
     260,000  Ferro Corp. .....................       5,609,101       3,863,600
     236,000  H.B. Fuller Co. .................       2,083,971       4,816,760
     123,000  Hawkins Inc. ....................       1,787,715       1,869,600
     450,000  Hercules Inc. ...................       4,892,305       8,230,500
     145,000  Material Sciences Corp.+ ........       1,346,282       1,125,200
     160,000  Omnova Solutions Inc.+ ..........         970,604         638,400
      50,000  Penford Corp. ...................         539,601       1,086,500
      10,000  Quaker Chemical Corp. ...........         181,137         312,900
      23,000  Rockwood Holdings Inc.+ .........         853,750         753,710
     265,000  Sensient Technologies Corp. .....       5,389,956       7,814,850
     450,000  Zep Inc. ........................       6,196,193       7,299,000
                                                 --------------  --------------
                                                     39,202,671      49,328,828
                                                 --------------  --------------
              TELECOMMUNICATIONS -- 1.1%
      23,000  Atlantic Tele-Network Inc. ......          92,644         778,090
     300,000  Cincinnati Bell Inc.+ ...........       1,006,471       1,278,000
      30,000  Citizens Communications Co. .....         440,400         314,700
       6,795  Community Service
                 Communications Inc.+ .........               0          19,196
         105  Consolidated Communications
                 Holdings Inc. ................           2,001           1,588
      46,000  D&E Communications Inc. .........         592,050         409,400
      55,000  HickoryTech Corp. ...............         506,308         449,350
      50,825  New Ulm Telecom Inc. ............         625,883         546,369
     118,000  Rogers Communications Inc.,
                 Cl. B ........................         569,865       4,238,560
      63,000  Shenandoah
                 Telecommunications Co. .......         373,895         934,920
      37,584  Verizon Communications Inc. .....         905,273       1,369,937
      24,000  Windstream Corp. ................          25,072         286,800
      53,000  Winstar
                 Communications Inc.+ (b) .....             133              53
                                                 --------------  --------------
                                                      5,139,995      10,626,963
                                                 --------------  --------------
              TRANSPORTATION -- 0.8%
     170,000  GATX Corp. ......................       5,286,254       6,641,900
     125,000  Grupo TMM SA, Cl. A, ADR+ .......         875,461         250,000
       2,000  Irish Continental Group plc+ ....          17,409          73,507
      37,000  Providence and Worcester
                 Railroad Co. .................         636,416         712,250
                                                 --------------  --------------
                                                      6,815,540       7,677,657
                                                 --------------  --------------
              WIRELESS COMMUNICATIONS -- 2.6%
     100,000  Centennial
                 Communications Corp.+ ........         726,670         591,000
     100,000  Nextwave Wireless Inc.+ .........         758,861         505,000
      72,000  Price Communications Corp.,
                 Escrow+ (b) ..................               0               0
     100,000  Rural Cellular Corp., Cl. A+ ....       2,361,364       4,423,000

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS (CONTINUED)
     685,000  Vimpel-Communications, ADR ......  $    1,162,023  $   20,474,650
          17  Xanadoo Co.+ ....................           4,148           7,480
                                                 --------------  --------------
                                                      5,013,066      26,001,130
                                                 --------------  --------------
              TOTAL COMMON STOCKS .............     626,006,953     882,754,440
                                                 --------------  --------------
              PREFERRED STOCKS -- 0.1%
              BROADCASTING -- 0.0%
       1,103  PTV Inc., 10.000% Pfd., Ser. A ..               0             386
                                                 --------------  --------------
              BUSINESS SERVICES -- 0.0%
      24,317  Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd.,
                 Ser. A+ (b)(c)(d) ............       2,163,146          48,635
                                                 --------------  --------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
         142  Foster Wheeler Ltd., 0.000%
                 Pfd., Ser. B+ (b) ............          35,792       1,045,205
                                                 --------------  --------------
              TOTAL PREFERRED STOCKS ..........       2,198,938       1,094,226
                                                 --------------  --------------
              RIGHTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     800,000  Exide Technologies,
                 expire 05/05/11
                 Escrow Rights+(b) ............               0               0
                                                 --------------  --------------
              WARRANTS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
       1,213  Exide Technologies,
                 expire 05/05/11+ .............           2,247           1,395
       4,532  Federal-Mogul Corp.,
                 expire 12/27/14+ .............          87,700          16,087
                                                 --------------  --------------
                                                         89,947          17,482
                                                 --------------  --------------
              BROADCASTING -- 0.0%
       6,082  Granite Broadcasting Corp.,
                 Ser. A, expire 06/04/12+ .....               0           1,825
       3,430  Granite Broadcasting Corp.,
                 Ser. B, expire 06/04/12+ .....               0             857
                                                 --------------  --------------
                                                              0           2,682
                                                 --------------  --------------
              BUSINESS SERVICES -- 0.1%
     161,431  GP Strategies Corp.,
                 expire 08/14/08+ (b)(c) ......         391,882         598,919
                                                 --------------  --------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development Corp.,
                 expire 08/14/08+ (b)(c) ......               0           6,774
                                                 --------------  --------------
              HEALTH CARE -- 0.0%
      14,424  Del Global Technologies Corp.,
                 expire 03/28/09+ .............          24,809          19,472
                                                 --------------  --------------
              TELECOMMUNICATIONS -- 0.0%
          86  Virgin Media Inc.,
                 expire 01/10/11+ .............             124               8
                                                 --------------  --------------
              TOTAL WARRANTS ..................         506,762         645,337
                                                 --------------  --------------

   PRINCIPAL                                                         MARKET
      AMOUNT                                          COST            VALUE
------------                                     --------------  --------------

              CORPORATE BONDS -- 0.1%
              BUSINESS SERVICES -- 0.1%
$  1,430,098  GP Strategies Corp., Sub. Deb.,
                 6.000%, 08/14/08 (b)(c) ......  $    1,269,293  $    1,282,481
                                                 --------------  --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
     300,000  Exodus Communications Inc.,
                 Sub. Deb. Cv.,
                 5.250%, 02/15/09+ (b) ........           1,185               0
                                                 --------------  --------------
              TELECOMMUNICATIONS -- 0.0%
     400,000  Williams Communications
                 Group Inc., Escrow,
                 10.875%, 10/01/09+ (b) .......               0               0
                                                 --------------  --------------
              TOTAL CORPORATE BONDS ...........       1,270,478       1,282,481
                                                 --------------  --------------
              U.S. GOVERNMENT OBLIGATIONS -- 10.9%
 108,801,000  U.S. Treasury Bills,
                 0.446% to 2.181%++,
                 04/03/08 to 09/18/08 .........     108,378,486     108,320,552
                                                 --------------  --------------
              TOTAL
                 INVESTMENTS -- 99.6% .........  $  738,361,617     994,097,036
                                                 ==============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.4% ......       4,315,746
                                                                 --------------
              NET ASSETS -- 100.0% ............................  $  998,412,782
                                                                 ==============

----------
(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $3,176,699 or 0.32% of total net assets.

(c) At March 31, 2008, the Fund held investments in restricted and illiquid securities amounting to $1,936,809 or 0.19% of total net assets, which were valued under methods approved by the Board, as follows:

  PRINCIPAL                                                                     03/31/08
   AMOUNT/                                                                      CARRYING
 ACQUISITION                                       ACQUISITION   ACQUISITION     VALUE
   SHARES     ISSUER                                   DATE          COST       PER UNIT
------------  ----------------------------------   -----------   -----------   ---------
$  1,430,098  GP Strategies Corp., Sub. Deb.,
                 Cv., 6.000%, 08/14/08 .........     08/08/03    $   974,565   $ 89.6778
     161,431  GP Strategies Corp.
                 warrants expire 08/14/08 ......     08/08/03        391,882      3.7101
      24,317  Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd., Ser. A .......     05/03/02      2,163,146      2.0000
     379,703  National Patent Development Corp.
                 warrants expire 08/14/08 ......     11/24/04           0.00      0.0178

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of the Rule 144A security amounted to $48,635 or 0.00% of total net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $735,615,602) ..............   $   992,866,060
   Investments in affiliates, at value (cost $2,746,015) ..         1,230,976
   Cash ...................................................             2,517
   Foreign currency, at value (cost $27,041) ..............            25,976
   Receivable for investments sold ........................         4,006,628
   Receivable for Fund shares sold ........................         2,854,706
   Dividends and interest receivable ......................           922,828
   Prepaid expenses .......................................            80,598
                                                              ---------------
   TOTAL ASSETS ...........................................     1,001,990,289
                                                              ---------------
LIABILITIES:
   Payable for investments purchased ......................         1,415,892
   Payable for Fund shares redeemed .......................           831,872
   Payable for investment advisory fees ...................           832,741
   Payable for distribution fees ..........................           217,730
   Payable for accounting fees ............................             3,750
   Unrealized depreciation on swap contracts ..............             1,119
   Other accrued expenses .................................           274,403
                                                              ---------------
   TOTAL LIABILITIES ......................................         3,577,507
                                                              ---------------
   NET ASSETS applicable to 33,809,331 shares
      outstanding .........................................   $   998,412,782
                                                              ===============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ........   $   714,040,132
   Accumulated net investment loss ........................          (193,456)
   Accumulated net realized gain on investments, swap
     contracts, and foreign currency transactions .........        28,830,140
   Net unrealized appreciation on investments .............       255,735,419
   Net unrealized depreciation on swap contracts ..........            (1,119)
   Net unrealized appreciation on foreign currency
     translations .........................................             1,666
                                                              ---------------
   NET ASSETS .............................................   $   998,412,782
                                                              ===============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per
     share ($960,198,990 / 32,495,535 shares
     outstanding; 150,000,000 shares authorized) ..........   $         29.55
                                                              ===============
   CLASS A:
   Net Asset Value and redemption price per share
     ($20,319,749 / 687,598 shares outstanding;
     50,000,000 shares authorized) ........................   $         29.55
                                                              ===============
   Maximum offering price per share (NAV / .9425, based
     on maximum sales charge of 5.75% of the offering
     price) ...............................................   $         31.35
                                                              ===============
   CLASS B:
   Net Asset Value and offering price per share
     ($112,545 / 3,949 shares outstanding; 50,000,000
     shares authorized) ...................................   $         28.50(a)
                                                              ===============
   CLASS C:
   Net Asset Value and offering price per share
     ($16,327,131 / 573,052 shares outstanding;
     50,000,000 shares authorized) ........................   $         28.49(a)
                                                              ===============
   CLASS I:
   Net Asset Value, offering, and redemption price per
     share ($1,454,367 / 49,197 shares outstanding;
     50,000,000 shares authorized) ........................   $         29.56
                                                              ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of $27,167) ............   $     4,872,980
   Interest ...............................................         2,215,127
                                                              ---------------
   TOTAL INVESTMENT INCOME ................................         7,088,107
                                                              ---------------
EXPENSES:
   Investment advisory fees ...............................         5,074,333
   Distribution fees - Class AAA ..........................         1,229,549
   Distribution fees - Class A ............................            22,442
   Distribution fees - Class B ............................               596
   Distribution fees - Class C ............................            62,802
   Shareholder services fees ..............................           478,163
   Shareholder communications expenses ....................           129,391
   Custodian fees .........................................            80,269
   Registration expenses ..................................            38,915
   Legal and audit fees ...................................            32,603
   Accounting fees ........................................            22,500
   Directors' fees ........................................            14,086
   Miscellaneous expenses .................................            35,958
                                                              ---------------
   TOTAL EXPENSES .........................................         7,221,607
   Less: Custodian fee credits ............................           (10,907)
                                                              ---------------
   TOTAL NET EXPENSES .....................................         7,210,700
                                                              ---------------
   NET INVESTMENT LOSS ....................................          (122,593)
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND FOREIGN CURRENCY:
   Net realized gain on investments - unaffiliated ........        32,503,069
   Net realized loss on investments - affiliated ..........              (719)
   Capital gain distributions from investment companies ...           817,783
   Net realized gain on swap contracts ....................             3,986
   Net realized gain on foreign currency transactions .....            25,831
                                                              ---------------
   Net realized gain on investments, swap contracts,
     and foreign currency transactions ....................        33,349,950
                                                              ---------------
   Net change in unrealized appreciation/depreciation
     on investments .......................................      (139,678,809)
   Net change in unrealized appreciation/depreciation
     on swap contracts ....................................            (1,119)
   Net change in unrealized appreciation/depreciation
     on foreign currency translations .....................             1,006
                                                              ---------------
   Net change in unrealized appreciation/depreciation
     on investments, swap contracts, and foreign
     currency translations ................................      (139,678,922)
                                                              ---------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS, SWAP CONTRACTS, AND FOREIGN CURRENCY ....      (106,328,972)
                                                              ---------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $  (106,451,565)
                                                              ===============

----------
(a)   Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                               THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2008        YEAR ENDED
                                                                             (UNAUDITED)     SEPTEMBER 30, 2007
                                                                          ----------------   ------------------
OPERATIONS:
   Net investment loss ................................................   $       (122,593)  $         (340,454)
   Net realized gain on investments, swap contracts, and foreign
     currency transactions ............................................         33,349,950           47,039,006
   Net change in unrealized appreciation/depreciation on investments,
     swap contracts, and foreign currency translations ................       (139,678,922)         111,347,803
                                                                          ----------------   ------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....       (106,451,565)         158,046,355
                                                                          ----------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investments
     Class AAA ........................................................        (46,324,791)         (54,810,246)
     Class A ..........................................................           (797,034)            (187,774)
     Class B ..........................................................             (5,830)              (8,873)
     Class C ..........................................................           (551,250)            (241,821)
                                                                          ----------------   ------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................        (47,678,905)         (55,248,714)
                                                                          ----------------   ------------------
CAPITAL SHARE TRANSACTIONS:
     Class AAA ........................................................        107,110,053          173,228,328
     Class A ..........................................................          7,523,989           12,781,396
     Class B ..........................................................              5,444               (1,610)
     Class C ..........................................................          8,487,400            6,620,118
     Class I ..........................................................          1,487,731                   --
                                                                          ----------------   ------------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .........        124,614,617          192,628,232
                                                                          ----------------   ------------------
   REDEMPTION FEES ....................................................              5,866               13,640
                                                                          ----------------   ------------------
   NET INCREASE (DECREASE) IN NET ASSETS ..............................        (29,509,987)         295,439,513

NET ASSETS:
   Beginning of period ................................................      1,027,922,769          732,483,256
                                                                          ----------------   ------------------
   End of period (including undistributed net investment income of
     $0 and $0, respectively) .........................................   $    998,412,782   $    1,027,922,769
                                                                          ================   ==================

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                           INCOME/(LOSS)
                                      FROM INVESTMENT OPERATIONS                   DISTRIBUTIONS
                              ------------------------------------------   ---------------------------
                                                   Net
                  Net Asset        Net        Realized and       Total         Net
    Period          Value,     Investment      Unrealized        from       Realized
     Ended        Beginning      Income/     Gain/(Loss) on   Investment     Gain on         Total
 September 30     of Period   (Loss)(a)(b)    Investments     Operations   Investments   Distributions
--------------    ---------   ------------   --------------   ----------   -----------   -------------
CLASS AAA
   2008(c)         $ 34.37     $ (0.00)(d)      $ (3.27)       $ (3.27)      $ (1.55)       $ (1.55)
   2007              30.41       (0.01)            6.42           6.41         (2.45)         (2.45)
   2006              29.97       (0.03)            2.53           2.50         (2.06)         (2.06)
   2005              25.88       (0.01)            5.25           5.24         (1.15)         (1.15)
   2004              21.48       (0.04)            4.61           4.57         (0.17)         (0.17)
   2003              17.04       (0.05)            4.74           4.69         (0.25)         (0.25)
CLASS A
   2008(c)         $ 34.37     $ (0.01)         $ (3.26)       $ (3.27)      $ (1.55)       $ (1.55)
   2007              30.41        0.06             6.35           6.41         (2.45)         (2.45)
   2006              29.98       (0.02)            2.51           2.49         (2.06)         (2.06)
   2005              25.89       (0.01)            5.25           5.24         (1.15)         (1.15)
   2004(g)           24.49       (0.06)            1.46           1.40            --             --
CLASS B
   2008(c)         $ 33.32     $ (0.12)         $ (3.15)       $ (3.27)      $ (1.55)       $ (1.55)
   2007              29.77       (0.26)            6.26           6.00         (2.45)         (2.45)
   2006              29.58       (0.25)            2.50           2.25         (2.06)         (2.06)
   2005              25.74       (0.22)            5.21           4.99         (1.15)         (1.15)
   2004(g)           24.49       (0.19)            1.44           1.25            --             --
CLASS C
   2008(c)         $ 33.32     $ (0.12)         $ (3.16)       $ (3.28)      $ (1.55)       $ (1.55)
   2007              29.76       (0.22)            6.23           6.01         (2.45)         (2.45)
   2006              29.58       (0.24)            2.48           2.24         (2.06)         (2.06)
   2005              25.74       (0.23)            5.22           4.99         (1.15)         (1.15)
   2004(g)           24.49       (0.20)            1.45           1.25            --             --
CLASS I
   2008(h)         $ 30.06     $ (0.01)         $ (0.49)       $ (0.50)           --             --

                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                           ------------------------------------------------------
                                Net Asset                   Net Assets       Net
    Period                       Value,                       End of     Investment                     Portfolio
     Ended        Redemption     End of          Total        Period       Income/      Operating       Turnover
 September 30      Fees(a)       Period         Return+     (in 000's)   (Loss)(b)       Expenses        Rate++
---------------   ----------   -----------   -----------   -----------   ----------   --------------   ----------
CLASS AAA
   2008(c)         $ 0.00(d)     $ 29.55         (9.87)%   $   960,199   (0.01)%(e)     1.41%(e)(f)        17%
   2007              0.00(d)       34.37         21.95       1,002,577   (0.04)         1.42               15
   2006              0.00(d)       30.41          8.88         727,521   (0.09)         1.44                6
   2005              0.00(d)       29.97         20.58         732,965   (0.03)         1.44                6
   2004                --          25.88         21.34         620,334   (0.15)         1.42               10
   2003                --          21.48         27.84         540,397   (0.22)         1.45                4
CLASS A
   2008(c)         $ 0.00(d)     $ 29.55         (9.87)%   $    20,320   (0.07)%(e)     1.42%(e)(f)        17%
   2007              0.00(d)       34.37         21.95          15,485    0.19          1.42               15
   2006              0.00(d)       30.41          8.84           2,199   (0.08)         1.44                6
   2005              0.00(d)       29.98         20.57           1,515   (0.03)         1.48                6
   2004(g)             --          25.89          5.72              58   (0.32)(e)      1.42(e)            10
CLASS B
   2008(c)         $ 0.00(d)     $ 28.50        (10.19)%   $       113   (0.76)%(e)     2.16%(e)(f)        17%
   2007              0.00(d)       33.32         20.99             126   (0.81)         2.17               15
   2006              0.00(d)       29.77          8.11             113   (0.85)         2.19                6
   2005              0.00(d)       29.58         19.69             138   (0.79)         2.20                6
   2004(g)             --          25.74          5.10              55   (1.02)(e)      2.17(e)            10
CLASS C
   2008(c)         $ 0.00(d)     $ 28.49        (10.22)%   $    16,327   (0.79)%(e)     2.17%(e)(f)        17%
   2007              0.00(d)       33.32         21.03           9,735   (0.69)         2.17               15
   2006              0.00(d)       29.76          8.08           2,650   (0.83)         2.19                6
   2005              0.00(d)       29.58         19.69           1,499   (0.80)         2.23                6
   2004(g)             --          25.74          5.10              24   (1.07)(e)      2.17(e)            10
CLASS I
   2008(h)         $ 0.00(d)     $ 29.56         (9.83)%   $     1,454   (0.16)%(e)     1.17%(e)(f)        17%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total returns for the periods of less than one year are not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007 and 2003 would have been 21% and 7%, respectively. The portfolio turnover rate for the fiscal years ended 2006, 2005, and 2004 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) Due to capital share activity throughout the period, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)   For the six months ended March 31, 2008, unaudited.

(d)   Amount represents less than $0.005 per share.

(e)   Annualized.

(f) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the six months ended March 31, 2008 would have been 1.41% (Class AAA and Class A), 2.16% (Class B and Class C), and 1.16% (Class I), respectively.

(g) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(h) From the commencement of offering Class I Shares on January 11, 2008 through March 31, 2008.

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the adoption of SFAS 157 had no impact on the amounts reported in the financial statements.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2008, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. A swap is where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into a contract for difference swap with Bear, Stearns International Limited. Details of the swap at March 31, 2008 are as follows:

                                                                                                   NET
        NOTIONAL           EQUITY SECURITY            INTEREST RATE/            TERMINATION    UNREALIZED
         AMOUNT               RECEIVED             EQUITY SECURITY PAID             DATE      DEPRECIATION
       ----------         ----------------   --------------------------------   -----------   ------------
                            Market Value     Overnight LIBOR plus 40 bps plus
                          Appreciation on:     Market Value Depreciation on:
$54,132 (10,000 Shares)      Whatman plc               Whatman plc                12/15/08      $ (1,119)

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At March 31, 2008, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2007:

                  DISTRIBUTIONS PAID FROM:
                  Net long-term capital gains ..   $ 55,248,714
                                                   ------------
                  Total distributions paid .....   $ 55,248,714
                                                   ============

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at March 31, 2008:

                                                   GROSS           GROSS       NET UNREALIZED
                                                 UNREALIZED      UNREALIZED     APPRECIATION/
                                    COST        APPRECIATION    DEPRECIATION   (DEPRECIATION)
                               -------------   -------------   -------------   --------------
Investments ................   $ 738,665,289   $ 341,009,364   $ (86,808,593)  $  254,200,771
Investments in affiliates ..       2,746,015              --      (1,515,039)      (1,515,039)
Swap contracts .............              --              --          (1,119)          (1,119)
                               -------------   -------------   -------------   --------------
                               $ 741,411,304   $ 341,009,364   $ (88,324,751)  $  252,684,613
                               =============   =============   =============   ==============

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended March 31, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2008, other than short-term securities and U.S. Government obligations, aggregated $207,088,864 and $114,022,496, respectively.

Purchases and proceeds from the sales of U.S. Government obligations for the six months ended March 31, 2008, other than short-term obligations, aggregated $40,068,750 and $40,021,875, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2008, the Fund paid brokerage commissions on security trades of $222,882 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $24,001 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. During the six months ended March 31, 2008, there were no borrowings outstanding under the line of credit.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers five classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2008 and the fiscal year ended September 30, 2007 amounted to $5,866 and $13,640, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                            MARCH 31, 2008                   YEAR ENDED
                                                             (UNAUDITED)                SEPTEMBER 30, 2007
                                                      ----------------------------   ----------------------------
                                                        SHARES          AMOUNT         SHARES          AMOUNT
                                                      -----------   --------------   -----------   --------------
                                                              CLASS AAA                      CLASS AAA
                                                      ----------------------------   ----------------------------
Shares sold .......................................     5,610,384   $  178,234,613     9,055,569   $  300,679,400
Shares issued upon reinvestment of distributions ..     1,383,508       44,189,238     1,662,686       51,559,994
Shares redeemed ...................................    (3,670,353)    (115,313,798)   (5,467,632)    (179,011,066)
                                                      -----------   --------------   -----------   --------------
   Net increase ...................................     3,323,539   $  107,110,053     5,250,623   $  173,228,328
                                                      ===========   ==============   ===========   ==============

                                                                CLASS A                         CLASS A
                                                      ----------------------------   ----------------------------
Shares sold .......................................       268,057   $    8,449,627       394,109   $   13,318,089
Shares issued upon reinvestment of distributions ..        23,670          756,001         5,751          178,354
Shares redeemed ...................................       (54,701)      (1,681,639)      (21,600)        (715,047)
                                                      -----------   --------------   -----------   --------------
   Net increase ...................................       237,026   $    7,523,989       378,260   $   12,781,396
                                                      ===========   ==============   ===========   ==============

                                                                CLASS B                        CLASS B
                                                      ----------------------------   ----------------------------
Shares issued upon reinvestment of distributions ..           189   $        5,830           294   $        8,873
Shares redeemed ...................................           (14)            (386)         (326)         (10,483)
                                                      -----------   --------------   -----------   --------------
   Net increase (decrease) ........................           175   $        5,444           (32)  $       (1,610)
                                                      ===========   ==============   ===========   ==============

                                                                CLASS C                        CLASS C
                                                      ----------------------------   ----------------------------
Shares sold .......................................       292,907   $    8,815,710       214,901   $    7,004,093
Shares issued upon reinvestment of distributions ..        17,152          529,496         7,732          233,806
Shares redeemed ...................................       (29,227)        (857,806)      (19,457)        (617,781)
                                                      -----------   --------------   -----------   --------------
   Net increase ...................................       280,832   $    8,487,400       203,176   $    6,620,118
                                                      ===========   ==============   ===========   ==============

                                                                CLASS I*
                                                      ----------------------------
Shares sold .......................................        50,133   $    1,514,820
Shares redeemed ...................................          (936)         (27,089)
                                                      -----------   --------------
   Net increase ...................................        49,197   $    1,487,731
                                                      ===========   ==============

----------
*     From the commencement of offering Class I Shares on January 11, 2008.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the six months ended March 31, 2008 is set forth below:

                                                                          NET CHANGE                    PERCENT
                                                                        IN UNREALIZED     VALUE AT       OWNED
                            BEGINNING    SHARES     SHARES    ENDING     APPRECIATION    MARCH 31,     OF SHARES
                           SHARES/PAR   PURCHASED    SOLD     SHARES    (DEPRECIATION)      2008      OUTSTANDING
                           ----------   ---------   ------   --------   --------------   ----------   -----------
Earl Scheib Inc. .......     240,900         --         --    240,900     (267,399)       $ 635,976      6.01%
Trans-Lux Corp. ........     160,265     10,000       (265)   170,000     (297,627)         595,000      8.42%

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to
Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

                        THE GABELLI SMALL CAP GROWTH FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2008, the Board of Directors of the Corporation approved the continuation of the Investment Advisory Agreement with the Adviser for the Fund on the basis of the recommendation by the Directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of small cap value and small cap core funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund's performance was above average for the ten year period, approximately average for the five year period and below average for the three and one year periods.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of small cap value and small cap core funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios were at and the Fund's size was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record, particularly over the longer term, but that the fee structure of the Fund in relation to its peer group should be revisited if both the long-term and short-term performance record were not strong. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund's performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Investment Management Agreement to the full Board.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               Robert J. Morrissey
CHAIRMAN AND CHIEF                                  ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                   MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.
                                                    Anthony R. Pustorino
Anthony J. Colavita                                 CERTIFIED PUBLIC ACCOUNTANT,
ATTORNEY-AT-LAW                                     PROFESSOR EMERITUS
ANTHONY J. COLAVITA, P.C.                           PACE UNIVERSITY

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        CHAIRMAN
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN CORP.
                                                    Salvatore J. Zizza
John D. Gabelli                                     CHAIRMAN
SENIOR VICE PRESIDENT                               ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.


                                    OFFICERS

Bruce N. Alpert                                     Agnes Mullady
PRESIDENT AND SECRETARY                             TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER




                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


THE
GABELLI
SMALL CAP
GROWTH
FUND

                                                              SEMI ANNUAL REPORT
                                                                  MARCH 31, 2008

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB443Q108SR

                         THE GABELLI EQUITY INCOME FUND

                             SEMI-ANNUAL REPORT (a)
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      For the six month period ended March 31, 2008, The Gabelli Equity Income Fund's Class AAA Shares surrendered 9.50% versus the Standard & Poor's ("S&P") 500 Index decline of 12.46%, the Nasdaq Composite Index decline of 15.64%, and the Lipper Equity Income Fund Average slide of 11.55%.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                      AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)(b)
                                      ----------------------------------------------------
                                                                                                                         Since
                                                                                                                       Inception
                                          Quarter       1 Year       3 Year      5 Year      10 Year      15 Year       (1/2/92)
                                          -------       ------       ------      ------      -------      -------      ---------
GABELLI EQUITY INCOME FUND CLASS AAA ..     (8.21)%      (1.86)%       8.14%      13.70%        7.66%       11.24%         11.46%
S&P 500 Index .........................     (9.44)       (5.08)        5.84       11.32         3.50         9.45           9.48
Nasdaq Composite Index ................    (14.07)       (5.89)        4.46       11.19         2.19         8.29           8.72
Lipper Equity Income Fund Average .....     (7.94)       (5.75)        6.21       12.17         4.64         9.01           9.57
Class A ...............................     (8.19)       (1.81)        8.13       13.68         7.65        11.24          11.46
                                           (13.47)(c)    (7.46)(c)     6.01(c)    12.34(c)      7.02(c)     11.23(c)       11.05(c)
Class B ...............................     (8.38)       (2.55)        7.35       12.98         7.32        10.79          11.25
                                           (12.96)(d)    (7.43)(d)     6.48(d)    12.73(d)      7.32        11.00          11.25
Class C ...............................     (8.38)       (2.55)        7.36       13.00         7.33        11.00          11.25
                                            (9.30)(e)    (3.53)(e)     7.36       13.00         7.33        11.01          11.25
Class I ...............................     (8.12)       (1.76)        8.18       13.72         7.67        11.25          11.47

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.43%, 1.43%, 2.18%, 2.18%, AND 1.18%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)   THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER AND CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE DIFFERENCES IN EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX (MEASURES ALL NASDAQ DOMESTIC AND INTERNATIONAL COMMON TYPE STOCKS UNDER AN UNMANAGED MARKET CAPITALIZATION WEIGHTED METHODOLOGY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER EQUITY INCOME FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX). YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2007 through March 31, 2008

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                         Beginning        Ending      Annualized    Expenses
                       Account Value  Account Value    Expense     Paid During
                         10/01/07        03/31/08       Ratio        Period*
-------------------------------------------------------------------------------
THE GABELLI EQUITY INCOME FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA               $1,000.00      $  905.00        1.40%        $ 6.67
Class A                 $1,000.00      $  905.10        1.40%        $ 6.67
Class B                 $1,000.00      $  901.90        2.15%        $10.22
Class C                 $1,000.00      $  901.90        2.15%        $10.22
Class I**               $1,000.00      $  905.90        1.15%        $ 2.34
HYPOTHETICAL 5% RETURN
Class AAA               $1,000.00      $1,018.00        1.40%        $ 7.06
Class A                 $1,000.00      $1,018.00        1.40%        $ 7.06
Class B                 $1,000.00      $1,014.25        2.15%        $10.83
Class C                 $1,000.00      $1,014.25        2.15%        $10.83
Class I**               $1,000.00      $1,008.20        1.15%        $ 2.46

 * Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

** Class I Shares were first issued on January 11, 2008. Account values and expense ratios are calculated from January 11, 2008 through March 31, 2008.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2008:

THE GABELLI EQUITY INCOME FUND

Food and Beverage .....................................................    11.8%
Financial Services ....................................................    10.4%
Health Care ...........................................................     8.9%
Energy and Utilities: Oil .............................................     7.5%
U.S. Government Obligations ...........................................     7.1%
Consumer Products .....................................................     6.5%
Retail ................................................................     5.6%
Energy and Utilities: Integrated ......................................     3.8%
Telecommunications ....................................................     3.4%
Diversified Industrial ................................................     3.2%
Specialty Chemicals ...................................................     2.5%
Aerospace .............................................................     2.2%
Entertainment .........................................................     2.0%
Equipment and Supplies ................................................     2.0%
Electronics ...........................................................     2.0%
Computer Hardware .....................................................     1.9%
Metals and Mining .....................................................     1.7%
Hotels and Gaming .....................................................     1.6%
Agriculture ...........................................................     1.5%
Energy and Utilities: Services ........................................     1.5%
Energy and Utilities: Electric ........................................     1.5%
Communications Equipment ..............................................     1.5%
Energy and Utilities: Natural Gas .....................................     1.4%
Computer Software and Services ........................................     1.3%
Automotive: Parts and Accessories .....................................     1.1%
Business Services .....................................................     0.9%
Automotive ............................................................     0.8%
Broadcasting ..........................................................     0.6%
Publishing ............................................................     0.6%
Machinery .............................................................     0.6%
Cable and Satellite ...................................................     0.6%
Environmental Services ................................................     0.6%
Transportation ........................................................     0.4%
Wireless Communications ...............................................     0.3%
Aviation: Parts and Services ..........................................     0.3%
Manufactured Housing ..................................................     0.1%
Consumer Services .....................................................     0.1%
Energy and Utilities: Water ...........................................     0.0%
Building and Construction .............................................     0.0%
Real Estate ...........................................................     0.0%
Other Assets and Liabilities (Net) ....................................     0.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS -- 91.3%
              AEROSPACE -- 2.2%
      80,000  Boeing Co. ......................  $    5,156,434  $    5,949,600
       2,000  Lockheed Martin Corp. ...........          47,350         198,600
       3,500  Northrop Grumman Corp. ..........         125,556         272,335
      10,000  Raytheon Co. ....................         279,250         646,100
     160,000  Rockwell Automation Inc. ........       9,998,916       9,187,200
       2,000  Rockwell Collins Inc. ...........          15,843         114,300
   1,260,000  Rolls-Royce Group plc+ ..........       8,984,010      10,077,600
 112,896,000  Rolls-Royce Group plc, Cl. B ....         224,236         224,058
                                                 --------------  --------------
                                                     24,831,595      26,669,793
                                                 --------------  --------------
              AGRICULTURE -- 1.5%
      40,000  Archer-Daniels-Midland Co. ......       1,395,583       1,646,400
     132,000  Monsanto Co. ....................       1,220,335      14,718,000
      24,000  The Mosaic Co.+ .................         366,985       2,462,400
                                                 --------------  --------------
                                                      2,982,903      18,826,800
                                                 --------------  --------------
              AUTOMOTIVE -- 0.8%
     480,000  General Motors Corp. ............      15,499,687       9,144,000
       7,000  Navistar International Corp.+ ...         228,260         421,050
                                                 --------------  --------------
                                                     15,727,947       9,565,050
                                                 --------------  --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.0%
       1,000  ArvinMeritor Inc. ...............          10,487          12,510
       2,000  BERU AG .........................         211,491         234,130
     250,000  Genuine Parts Co. ...............       8,986,399      10,055,000
       6,000  Johnson Controls Inc. ...........          50,425         202,800
      45,000  Modine Manufacturing Co. ........         693,569         652,050
      10,000  Proliance International Inc.+ ...          27,051          18,200
      82,000  The Pep Boys -
                 Manny, Moe & Jack ............       1,109,227         816,720
                                                 --------------  --------------
                                                     11,088,649      11,991,410
                                                 --------------  --------------
              AVIATION: PARTS AND SERVICES -- 0.3%
       6,000  Barnes Group Inc. ...............          57,237         137,700
      46,192  Curtiss-Wright Corp. ............         349,652       1,916,044
      35,000  GenCorp Inc.+ ...................         299,658         360,150
      20,000  United Technologies Corp. .......         557,839       1,376,400
                                                 --------------  --------------
                                                      1,264,386       3,790,294
                                                 --------------  --------------
              BROADCASTING -- 0.4%
     160,000  CBS Corp., Cl. A ................       4,125,633       3,536,000
      25,000  CBS Corp., Cl. B ................         651,930         552,000
      40,000  Clear Channel
                 Communications Inc. ..........       1,436,699       1,168,800
         132  Granite Broadcasting Corp.+ .....          10,795           2,244
       2,000  Societe Television Francaise 1 ..          50,938          43,984
                                                 --------------  --------------
                                                      6,275,995       5,303,028
                                                 --------------  --------------
              BUILDING AND CONSTRUCTION -- 0.0%
         918  Colas SA ........................         318,206         325,831
                                                 --------------  --------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              BUSINESS SERVICES -- 0.9%
       4,000  Automatic Data
                 Processing Inc. ..............  $      114,127  $      169,560
     100,000  ChoicePoint Inc.+ ...............       4,819,670       4,760,000
      95,300  Diebold Inc. ....................       3,652,424       3,578,515
       4,000  Landauer Inc. ...................         134,546         201,360
       7,500  MasterCard Inc., Cl. A ..........         292,500       1,672,425
      20,000  PHH Corp.+ ......................         538,366         348,600
       3,000  R. H. Donnelley Corp.+ ..........          33,450          15,180
                                                 --------------  --------------
                                                      9,585,083      10,745,640
                                                 --------------  --------------
              CABLE AND SATELLITE -- 0.6%
     140,000  Cablevision Systems Corp.,
                 Cl. A+ .......................       1,769,455       3,000,200
      80,000  DISH Network Corp., Cl. A+ ......       2,181,380       2,298,400
      16,000  EchoStar Corp., Cl. A+ ..........         478,840         472,640
      40,000  The DIRECTV Group Inc.+ .........         705,262         991,600
                                                 --------------  --------------
                                                      5,134,937       6,762,840
                                                 --------------  --------------
              COMMUNICATIONS EQUIPMENT -- 0.8%
     175,000  Corning Inc. ....................       2,000,662       4,207,000
     100,000  Motorola Inc. ...................         830,109         930,000
      90,000  Nortel Networks Corp.+ ..........       1,625,543         602,100
     100,000  Thomas & Betts Corp.+ ...........       2,992,412       3,637,000
                                                 --------------  --------------
                                                      7,448,726       9,376,100
                                                 --------------  --------------
              COMPUTER HARDWARE -- 1.9%
     176,000  International Business
                 Machines Corp. ...............      14,186,415      20,264,640
     200,000  Xerox Corp. .....................       3,030,383       2,994,000
                                                 --------------  --------------
                                                     17,216,798      23,258,640
                                                 --------------  --------------
              COMPUTER SOFTWARE AND SERVICES -- 1.3%
     300,000  BEA Systems Inc.+ ...............       5,725,500       5,745,000
       2,000  EMC Corp.+ ......................          19,360          28,680
      70,000  Metavante Technologies Inc.+ ....       1,631,680       1,399,300
     150,000  Microsoft Corp. .................       4,412,630       4,257,000
         154  Telecom Italia Media SpA+ .......             205              34
     170,000  Yahoo! Inc.+ ....................       5,202,473       4,918,100
                                                 --------------  --------------
                                                     16,991,848      16,348,114
                                                 --------------  --------------
              CONSUMER PRODUCTS -- 6.5%
      55,000  Altria Group Inc. ...............         677,620       1,221,000
     200,000  Avon Products Inc. ..............       6,048,261       7,908,000
      15,000  Clorox Co. ......................         823,581         849,600
      35,000  Colgate-Palmolive Co. ...........       2,020,423       2,726,850
       2,000  Compagnie Financiere
                 Richemont SA, Cl. A ..........         130,051         112,174
      50,000  Eastman Kodak Co. ...............       1,175,567         883,500
      52,000  Energizer Holdings Inc.+ ........       1,954,896       4,704,960
      61,000  Fortune Brands Inc. .............       4,566,009       4,239,500
       5,000  Hanesbrands Inc.+ ...............         108,950         146,000
     113,000  Kimberly-Clark Corp. ............       7,873,946       7,294,150

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              CONSUMER PRODUCTS (CONTINUED)
       7,000  National Presto
                 Industries Inc. ..............  $      206,562  $      366,800
      10,000  Pactiv Corp.+ ...................         161,895         262,100
      55,000  Philip Morris
                 International Inc.+ ..........       1,581,113       2,781,900
     220,000  Procter & Gamble Co. ............      12,495,175      15,415,400
     100,000  Reckitt Benckiser Group plc .....       3,154,703       5,539,128
      26,000  Rothmans Inc. ...................         237,941         661,873
     940,500  Swedish Match AB ................       9,972,140      20,497,783
      78,000  Unilever NV, ADR ................       1,542,066       2,630,940
      10,000  UST Inc. ........................         364,903         545,200
                                                 --------------  --------------
                                                     55,095,802      78,786,858
                                                 --------------  --------------
              CONSUMER SERVICES -- 0.1%
      67,500  Rollins Inc. ....................         386,886       1,194,075
                                                 --------------  --------------

              DIVERSIFIED INDUSTRIAL -- 3.2%
       5,000  3M Co. ..........................         213,645         395,750
       8,000  Acuity Brands Inc. ..............          89,386         343,600
       1,000  Alstom ..........................         200,850         216,795
     110,000  Cooper Industries Ltd., Cl. A ...       3,148,666       4,416,500
      50,000  Crane Co. .......................       2,304,586       2,017,500
     380,000  General Electric Co. ............      12,230,147      14,063,800
     180,000  Honeywell International Inc. ....       5,361,035      10,155,600
      25,100  ITT Corp. .......................       1,246,573       1,300,431
       6,000  Trinity Industries Inc. .........          82,100         159,900
     125,650  Tyco International Ltd. .........       5,803,618       5,534,882
       2,000  Walter Industries Inc. ..........          46,073         125,260
      54,000  WHX Corp.+ ......................         609,703         141,750
                                                 --------------  --------------
                                                     31,336,382      38,871,768
                                                 --------------  --------------
              ELECTRONICS -- 2.0%
     600,000  Intel Corp. .....................      12,298,251      12,708,000
     330,000  LSI Corp.+ ......................       3,043,428       1,633,500
     180,000  Texas Instruments Inc. ..........       3,980,219       5,088,600
       5,000  Thermo Fisher Scientific Inc.+ ..         127,325         284,200
     118,750  Tyco Electronics Ltd. ...........       4,044,177       4,075,500
                                                 --------------  --------------
                                                     23,493,400      23,789,800
                                                 --------------  --------------
              ENERGY AND UTILITIES: ELECTRIC -- 1.5%
      30,000  American Electric
                 Power Co. Inc. ...............         932,060       1,248,900
      14,000  DTE Energy Co. ..................         606,560         544,460
      85,000  El Paso Electric Co.+ ...........         670,852       1,816,450
      90,000  FPL Group Inc. ..................       3,906,222       5,646,600
      45,000  Great Plains Energy Inc. ........       1,055,160       1,109,250
      60,000  Korea Electric Power Corp.,
                 ADR ..........................         977,409         902,400
      56,086  Mirant Corp.+ (a) ...............         936,815       2,040,979
   1,200,000  Mirant Corp., Escrow+ ...........               0               0
     110,000  Northeast Utilities .............       2,074,836       2,699,400
      80,000  The AES Corp.+ ..................         268,400       1,333,600
      13,333  UIL Holdings Corp. ..............         293,785         401,723
                                                 --------------  --------------
                                                     11,722,099      17,743,762
                                                 --------------  --------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              ENERGY AND UTILITIES: INTEGRATED -- 3.8%
      42,000  Allegheny Energy Inc. ...........  $      404,378  $    2,121,000
     626,800  Aquila Inc.+ ....................       2,282,556       2,012,028
      44,000  BP plc, ADR .....................       1,030,211       2,668,600
      44,000  CH Energy Group Inc. ............       1,809,289       1,711,600
      53,000  Constellation Energy Group Inc...       1,738,231       4,678,310
      15,000  Dominion Resources Inc. .........         621,531         612,600
     120,000  DPL Inc. ........................       3,161,330       3,076,800
     200,000  Duke Energy Corp. ...............       2,462,844       3,570,000
     250,000  El Paso Corp. ...................       2,705,219       4,160,000
     150,000  Energy East Corp. ...............       3,071,332       3,618,000
      29,000  ENI SpA .........................         304,221         988,933
       6,269  Iberdrola SA, ADR ...............         312,666         390,192
      25,000  Integrys Energy Group Inc. ......       1,192,521       1,166,000
      80,000  NSTAR ...........................       1,282,183       2,434,400
      75,000  OGE Energy Corp. ................       2,043,450       2,337,750
      80,000  Progress Energy Inc. ............       3,424,284       3,336,000
      15,000  Progress Energy Inc.,
                 CVO+ (a) .....................           7,800           4,950
       7,200  Public Service Enterprise
                 Group Inc. ...................         156,820         289,368
      20,000  Suncor Energy Inc., New York ....       1,043,936       1,927,000
      10,000  Suncor Energy Inc., Toronto .....         900,982         966,535
      55,000  TECO Energy Inc. ................         740,886         877,250
     140,000  Westar Energy Inc. ..............       2,333,669       3,187,800
                                                 --------------  --------------
                                                     33,030,339      46,135,116
                                                 --------------  --------------
              ENERGY AND UTILITIES: NATURAL GAS -- 1.4%
      18,000  AGL Resources Inc. ..............         348,154         617,760
      45,000  Atmos Energy Corp. ..............       1,122,361       1,147,500
      45,000  National Fuel Gas Co. ...........       1,395,226       2,124,450
      70,000  ONEOK Inc. ......................       1,559,551       3,124,100
      24,000  Piedmont Natural Gas Co. Inc. ...         394,017         630,240
     110,000  Southern Union Co. ..............       2,047,400       2,559,700
      65,000  Southwest Gas Corp. .............       1,365,198       1,817,400
     200,000  Spectra Energy Corp. ............       4,249,072       4,550,000
                                                 --------------  --------------
                                                     12,480,979      16,571,150
                                                 --------------  --------------
              ENERGY AND UTILITIES: OIL -- 7.5%
      52,000  Anadarko Petroleum Corp. ........       2,394,703       3,277,560
      52,000  Cameron International Corp.+ ....         746,014       2,165,280
      35,000  Canadian Oil Sands Trust ........       1,062,358       1,415,071
     192,000  Chevron Corp. ...................       8,828,069      16,389,120
     187,000  ConocoPhillips ..................       5,471,173      14,251,270
      20,000  Denbury Resources Inc.+ .........         340,653         571,000
      49,000  Devon Energy Corp. ..............       2,021,181       5,112,170
     149,000  Exxon Mobil Corp. ...............       4,735,083      12,602,420
      30,000  Nexen Inc. ......................         924,468         890,253
       2,000  Niko Resources Ltd. .............         114,911         162,210
      94,000  Occidental Petroleum Corp. ......       3,654,851       6,877,980
      40,000  Oceaneering
                 International Inc.+ ..........       1,762,700       2,520,000

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: OIL (CONTINUED)
      45,000  OPTI Canada Inc.+ ...............  $      998,980  $      758,439
       9,700  PetroChina Co. Ltd., ADR ........         666,227       1,215,507
       1,000  Petroleo Brasileiro SA, ADR .....         109,393         102,110
      30,000  Repsol YPF SA, ADR ..............         631,290       1,032,300
     120,000  Royal Dutch Shell plc,
                 Cl. A, ADR ...................       5,536,434       8,277,600
      25,000  StatoilHydro ASA, ADR ...........         327,939         746,750
      17,518  Total SA, ADR ...................         290,563       1,296,507
      27,000  Transocean Inc.+ ................       2,352,390       3,650,400
     170,000  UTS Energy Corp.+ ...............         997,986         866,189
      95,000  Weatherford
                 International Ltd.+ ..........       4,138,872       6,884,650
      40,000  WesternZagros
                 Resources Ltd.+ ..............         147,109          95,085
                                                 --------------  --------------
                                                     48,253,347      91,159,871
                                                 --------------  --------------
              ENERGY AND UTILITIES: SERVICES -- 1.5%
      30,000  ABB Ltd., ADR ...................         351,824         807,600
     350,000  Halliburton Co. .................      10,802,922      13,765,500
      40,000  Schlumberger Ltd. ...............       1,275,020       3,480,000
                                                 --------------  --------------
                                                     12,429,766      18,053,100
                                                 --------------  --------------
              ENERGY AND UTILITIES: WATER -- 0.0%
      25,000  Aqua America Inc. ...............         243,835         469,500
      40,000  Suez SA, Strips+ ................               0             631
                                                 --------------  --------------
                                                        243,835         470,131
                                                 --------------  --------------
              ENTERTAINMENT -- 2.0%
      60,000  Grupo Televisa SA, ADR ..........       1,493,782       1,454,400
     200,000  Rank Group plc ..................       1,020,671         350,289
      25,000  The Walt Disney Co. .............         604,578         784,500
     310,000  Time Warner Inc. ................       4,846,642       4,346,200
     260,000  Viacom Inc., Cl. A+ .............      10,910,554      10,303,800
     185,000  Vivendi .........................       6,813,381       7,228,730
                                                 --------------  --------------
                                                     25,689,608      24,467,919
                                                 --------------  --------------
              ENVIRONMENTAL SERVICES -- 0.6%
     200,000  Waste Management Inc. ...........       6,034,603       6,712,000
                                                 --------------  --------------
              EQUIPMENT AND SUPPLIES -- 2.0%
      12,000  A.O. Smith Corp. ................         253,183         394,440
      10,000  Danaher Corp. ...................         734,591         760,300
     115,000  Flowserve Corp. .................       5,141,384      12,003,700
       6,000  Ingersoll-Rand Co. Ltd., Cl. A ..         120,853         267,480
       1,500  Minerals Technologies Inc. ......          37,937          94,200
      40,000  Mueller Industries Inc. .........       1,650,585       1,154,000
       7,609  Mueller Water Products Inc.,
                 Cl. B ........................         111,552          59,959
      12,000  Parker Hannifin Corp. ...........         459,607         831,240
     100,000  Tenaris SA, ADR .................       4,514,368       4,985,000
   1,000,000  Tomkins plc .....................       4,862,592       3,547,542
                                                 --------------  --------------
                                                     17,886,652      24,097,861
                                                 --------------  --------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              FINANCIAL SERVICES -- 10.4%
       6,324  Alleghany Corp.+ ................  $    1,036,283  $    2,159,646
     220,000  American Express Co. ............       9,953,228       9,618,400
     190,000  American International
                 Group Inc. ...................      12,100,166       8,217,500
      45,000  Ameriprise Financial Inc. .......       1,843,914       2,333,250
      23,990  Argo Group International
                 Holdings Ltd.+ ...............         741,793         852,125
      25,000  Banco Popular Espanol SA ........         185,939         453,892
       2,000  Banco Santander Chile SA,
                 ADR ..........................          29,250         104,520
      18,000  Banco Santander SA, ADR .........          64,963         358,920
     138,000  Bank of America Corp. ...........       4,272,294       5,231,580
       8,825  BNP Paribas .....................         362,345         890,149
     590,000  Citigroup Inc. ..................      27,136,120      12,637,800
      40,000  Commerzbank AG, ADR .............         855,073       1,263,844
      34,000  Deutsche Bank AG ................       1,919,041       3,843,700
      70,000  Discover Financial Services .....       1,333,774       1,145,900
     160,000  Federal National Mortgage
                 Association ..................       5,726,720       4,211,200
      20,000  Fidelity Southern Corp. .........         229,670         168,200
      75,000  Freddie Mac .....................       2,826,187       1,899,000
     185,000  H&R Block Inc. ..................       4,179,158       3,840,600
      25,000  Huntington Bancshares Inc. ......         407,250         268,750
      30,000  Janus Capital Group Inc. ........         846,728         698,100
     110,080  JPMorgan Chase & Co. ............       3,774,995       4,727,936
       5,000  KeyCorp .........................         118,570         109,750
      38,000  Legg Mason Inc. .................       3,179,578       2,127,240
      30,000  Leucadia National Corp. .........         329,356       1,356,600
      90,000  Loews Corp. .....................       4,421,111       3,619,800
      13,000  M&T Bank Corp. ..................       1,128,525       1,046,240
       2,000  Manulife Financial Corp. ........          24,694          75,960
     426,000  Marsh & McLennan
                 Companies Inc. ...............      12,969,097      10,373,100
      76,000  Merrill Lynch & Co. Inc. ........       4,438,021       3,096,240
      10,000  Moody's Corp. ...................         171,766         348,300
      48,000  Morgan Stanley ..................       2,631,592       2,193,600
       3,000  Municipal Mortgage &
                 Equity, LLC ..................          60,488          15,450
       6,000  Northern Trust Corp. ............          60,300         398,820
      45,000  PNC Financial Services
                 Group Inc. ...................       1,905,739       2,950,650
      55,000  Popular Inc. ....................       1,112,791         641,300
         500  Raiffeisen International
                 Bank Holding AG ..............          28,874          68,163
     130,000  SLM Corp.+ ......................       3,381,107       1,995,500
     135,000  Sovereign Bancorp Inc. ..........       2,682,873       1,258,200
     150,000  Sterling Bancorp ................       2,161,997       2,329,500
      12,000  SunTrust Banks Inc. .............         251,737         661,680
      50,000  T. Rowe Price Group Inc. ........       1,388,039       2,500,000
       1,000  The Allstate Corp. ..............          33,300          48,060

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      96,509  The Bank of New York
                 Mellon Corp. .................  $    2,951,848  $    4,027,321
     120,000  The Bear Stearns
                 Companies Inc. ...............       1,930,741       1,258,800
       5,000  The Charles Schwab Corp. ........          77,500          94,150
       2,000  The Dun & Bradstreet Corp. ......          20,476         162,760
      10,000  The Goldman Sachs
                 Group Inc. ...................       1,973,608       1,653,900
      50,000  The Phoenix Companies Inc. ......         650,511         610,500
       2,000  The Student Loan Corp. ..........         210,503         197,800
      36,000  The Travelers Companies Inc. ....       1,428,424       1,722,600
      40,000  Unitrin Inc. ....................       1,156,156       1,413,600
      34,000  Wachovia Corp. ..................       1,438,282         918,000
     120,000  Waddell & Reed Financial Inc.,
                 Cl. A ........................       2,632,714       3,855,600
     240,000  Wells Fargo & Co. ...............       7,461,435       6,984,000
      55,000  Wilmington Trust Corp. ..........       1,712,407       1,710,500
                                                 --------------  --------------
                                                    145,949,051     126,748,696
                                                 --------------  --------------
              FOOD AND BEVERAGE -- 11.8%
     170,000  Anheuser-Busch
                 Companies Inc. ...............       7,888,949       8,066,500
      50,000  Brown-Forman Corp., Cl. A .......       3,068,834       3,462,000
     155,000  Cadbury Schweppes plc, ADR ......       5,701,404       6,854,100
      90,000  Campbell Soup Co. ...............       2,648,894       3,055,500
      40,000  Coca-Cola Amatil Ltd., ADR ......         246,845         620,740
      15,000  Coca-Cola Femsa SAB de CV,
                 ADR ..........................         388,903         844,950
      95,000  Constellation Brands Inc.,
                 Cl. A+ .......................       2,110,323       1,678,650
      16,000  Corn Products
                 International Inc. ...........         197,588         594,240
      75,000  Del Monte Foods Co. .............         754,461         714,750
      60,000  Diageo plc, ADR .................       2,617,330       4,879,200
     145,000  Fomento Economico Mexicano
                 SAB de CV, ADR ...............       3,025,539       6,058,100
     210,000  General Mills Inc. ..............      10,507,932      12,574,800
     130,000  Groupe Danone ...................       7,099,747      11,624,698
     980,000  Grupo Bimbo SAB de CV, Cl. A ....       3,043,113       5,893,214
     105,000  H.J. Heinz Co. ..................       3,702,553       4,931,850
     100,000  Heineken NV .....................       4,539,926       5,808,244
     160,000  ITO EN Ltd. .....................       3,749,452       2,831,461
      35,000  ITO EN Ltd., Preference .........         808,031         395,365
       5,000  Kellogg Co. .....................         149,740         262,800
     500,000  Kraft Foods Inc., Cl. A .........      15,272,342      15,505,000
      10,000  Nestle SA .......................       2,083,075       4,996,979
     150,000  Nissin Food Products Co. Ltd. ...       5,070,962       5,056,180
      10,000  PepsiAmericas Inc. ..............         266,589         255,300
      25,000  PepsiCo Inc. ....................       1,573,601       1,805,000
      24,008  Pernod-Ricard SA ................       2,033,447       2,469,745

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

      15,000  Remy Cointreau SA ...............  $    1,060,116  $    1,008,825
      50,000  Sapporo Holdings Ltd. ...........         510,013         408,808
     365,000  The Coca-Cola Co. ...............      16,799,135      22,217,550
      70,000  The Hershey Co. .................       3,017,148       2,636,900
      51,565  Tootsie Roll Industries Inc. ....       1,298,584       1,299,435
         100  Wimm-Bill-Dann Foods
                 OJSC, ADR ....................           8,304          10,248
      10,000  Wm. Wrigley Jr. Co. .............         475,992         628,400
         750  Wm. Wrigley Jr. Co., Cl. B ......          41,832          46,650
     135,000  YAKULT HONSHA Co. Ltd. ..........       3,659,573       4,184,892
                                                 --------------  --------------
                                                    115,420,277     143,681,074
                                                 --------------  --------------

              HEALTH CARE -- 8.9%
      16,000  Abbott Laboratories .............         618,814         882,400
     125,000  Advanced Medical Optics Inc.+ ...       4,003,513       2,537,500
      25,000  Aetna Inc. ......................         890,584       1,052,250
     112,000  Baxter International Inc. .......       4,185,106       6,475,840
     100,000  Becton Dickinson & Co. ..........       6,601,932       8,585,000
     260,000  Boston Scientific Corp.+ ........       3,744,288       3,346,200
      72,000  Bristol-Myers Squibb Co. ........       1,764,502       1,533,600
      60,000  Covidien Ltd. ...................       2,400,946       2,655,000
     140,000  Eli Lilly & Co. .................       7,861,239       7,222,600
      11,276  GlaxoSmithKline plc, ADR ........         515,984         478,440
      22,000  Henry Schein Inc.+ ..............         566,365       1,262,800
     105,000  Hospira Inc.+ ...................       3,804,994       4,490,850
     200,000  Johnson & Johnson ...............      12,432,566      12,974,000
       4,000  Laboratory Corp. of America
                 Holdings+ ....................         293,687         294,720
      60,000  Medco Health Solutions Inc.+ ....       1,573,865       2,627,400
     110,000  Merck & Co. Inc. ................       3,523,449       4,174,500
       1,000  Nobel Biocare Holding AG ........         139,480         232,605
     140,000  Novartis AG, ADR ................       7,727,317       7,172,200
      30,000  Patterson Companies Inc.+ .......       1,080,112       1,089,000
     850,000  Pfizer Inc. .....................      22,555,122      17,790,500
     150,000  Schering-Plough Corp. ...........       2,759,763       2,161,500
     100,000  St. Jude Medical Inc.+ ..........       4,411,409       4,319,000
     500,000  Tenet Healthcare Corp.+ .........       3,843,283       2,830,000
     220,000  UnitedHealth Group Inc. .........      11,197,983       7,559,200
      20,000  William Demant Holding A/S+ .....         983,839       1,598,425
      44,000  Zimmer Holdings Inc.+ ...........       2,802,455       3,425,840
                                                 --------------  --------------
                                                    112,282,597     108,771,370
                                                 --------------  --------------
              HOTELS AND GAMING -- 1.6%
      30,000  International Game
                 Technology ...................       1,074,204       1,206,300
     529,411  Ladbrokes plc ...................       7,677,933       3,270,272
      45,000  Las Vegas Sands Corp.+ ..........       3,804,470       3,313,800
     171,035  MGM Mirage+ .....................      13,136,601      10,051,727
      40,000  Starwood Hotels & Resorts
                 Worldwide Inc. ...............       1,100,856       2,070,000
                                                 --------------  --------------
                                                     26,794,064      19,912,099
                                                 --------------  --------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              MACHINERY -- 0.6%
      55,000  Baldor Electric Co. .............  $    1,853,207  $    1,540,000
       6,000  Caterpillar Inc. ................          35,181         469,740
      62,000  Deere & Co. .....................         752,487       4,987,280
                                                 --------------  --------------
                                                      2,640,875       6,997,020
                                                 --------------  --------------
              MANUFACTURED HOUSING -- 0.1%
     140,000  Champion Enterprises Inc.+ ......       1,407,727       1,404,200
                                                 --------------  --------------
              METALS AND MINING -- 1.7%
     100,000  Alcoa Inc. ......................       3,169,536       3,606,000
       5,000  Carpenter Technology Corp. ......         240,642         279,850
      27,000  Fording Canadian Coal Trust .....         179,580       1,413,590
      50,000  Freeport-McMoRan Copper
                 & Gold Inc. ..................       1,000,213       4,811,000
     195,000  Newmont Mining Corp. ............       7,983,095       8,833,500
       3,000  Patriot Coal Corp.+ .............          69,951         140,910
      30,000  Peabody Energy Corp. ............       1,095,901       1,530,000
                                                 --------------  --------------
                                                     13,738,918      20,614,850
                                                 --------------  --------------
              PUBLISHING -- 0.6%
      10,000  Idearc Inc. .....................         167,232          36,400
      30,000  Lee Enterprises Inc. ............         513,623         300,300
      10,000  McClatchy Co., Cl. A ............         267,269         107,000
       6,016  News Corp., Cl. B ...............          70,881         114,545
      90,000  PagesJaunes Groupe SA ...........       2,496,955       1,602,753
         406  Seat Pagine Gialle SpA ..........           1,350              70
      65,000  The E.W. Scripps Co., Cl. A .....       3,091,527       2,730,650
      34,000  The McGraw-Hill
                 Companies Inc. ...............       1,239,272       1,256,300
      22,000  The New York Times Co.,
                 Cl. A ........................         600,828         415,360
       1,200  The Washington Post Co.,
                 Cl. B ........................         700,030         793,800
       2,000  Value Line Inc. .................          84,436          91,800
                                                 --------------  --------------
                                                      9,233,403       7,448,978
                                                 --------------  --------------
              REAL ESTATE -- 0.0%
       7,000  Griffin Land & Nurseries Inc. ...         137,444         241,430
                                                 --------------  --------------
              RETAIL -- 5.3%
      40,000  Copart Inc.+ ....................       1,212,543       1,550,400
     200,000  Costco Wholesale Corp. ..........      10,357,002      12,994,000
     330,000  CVS Caremark Corp. ..............      12,367,408      13,368,300
      30,000  Ingles Markets Inc., Cl. A ......         684,263         737,700
      85,000  Macy's Inc. .....................       2,102,473       1,960,100
      15,000  Metro Inc., Cl. A ...............         422,865         355,108
     150,000  Safeway Inc. ....................       3,114,997       4,402,500
         500  Sears Holdings Corp.+ ...........          40,733          51,045
     100,000  SUPERVALU Inc. ..................       2,935,535       2,998,000
     120,000  The Great Atlantic &
                 Pacific Tea Co. Inc.+ ........       3,730,562       3,146,400
      55,000  The Home Depot Inc. .............       1,655,855       1,538,350
      45,000  Tractor Supply Co.+ .............       2,021,475       1,778,400

   SHARES/                                                           MARKET
    UNITS                                             COST            VALUE
  ---------                                      --------------  --------------

     250,000  Wal-Mart Stores Inc. ............  $   11,938,144  $   13,170,000
      85,000  Walgreen Co. ....................       3,233,974       3,237,650
      10,000  Weis Markets Inc. ...............         300,480         344,700
      90,000  Whole Foods Market Inc. .........       3,794,953       2,967,300
                                                 --------------  --------------
                                                     59,913,262      64,599,953
                                                 --------------  --------------
              SPECIALTY CHEMICALS -- 2.5%
      44,000  Albemarle Corp. .................         576,219       1,606,880
         437  Arkema, ADR+ ....................           8,969          24,526
      34,000  Ashland Inc. ....................       2,146,264       1,608,200
     210,000  Chemtura Corp. ..................       1,963,900       1,541,400
      80,000  E.I. du Pont de
                 Nemours & Co. ................       3,753,842       3,740,800
     120,000  Ferro Corp. .....................       2,375,006       1,783,200
       2,000  FMC Corp. .......................          64,790         110,980
     100,000  Hercules Inc. ...................       1,164,286       1,829,000
      70,000  International Flavors &
                 Fragrances Inc. ..............       3,373,184       3,083,500
       3,500  NewMarket Corp. .................          13,508         264,075
     100,000  Omnova Solutions Inc.+ ..........         667,863         399,000
       4,000  Quaker Chemical Corp. ...........          79,615         125,160
     180,000  Rohm & Haas Co. .................       8,895,257       9,734,400
      55,000  Sensient Technologies Corp. .....       1,148,680       1,621,950
      90,000  The Dow Chemical Co. ............       3,950,210       3,316,500
       2,542  Tronox Inc., Cl. B ..............          22,513           9,914
       4,000  Zep Inc. ........................          17,026          64,880
                                                 --------------  --------------
                                                     30,221,132      30,864,365
                                                 --------------  --------------
              TELECOMMUNICATIONS -- 3.3%
     300,000  AT&T Inc. .......................       7,261,766      11,490,000
     200,000  BCE Inc. ........................       5,385,194       6,746,000
       4,495  Bell Aliant Regional
                 Communications
                 Income Fund (a)(b) ...........         117,429         134,805
     200,000  BT Group plc ....................         825,179         862,326
      30,000  BT Group plc, ADR ...............       1,006,938       1,293,000
     140,000  Cable & Wireless plc ............         273,765         413,718
      10,000  CenturyTel Inc. .................         359,546         332,400
     350,000  Cincinnati Bell Inc.+ ...........       1,886,496       1,491,000
     271,100  Deutsche Telekom AG, ADR ........       4,934,018       4,494,838
      10,000  Embarq Corp. ....................         462,900         401,000
      15,000  France Telecom SA, ADR ..........         436,434         503,700
     140,000  Qwest Communications
                 International Inc. ...........         582,200         634,200
     300,000  Sprint Nextel Corp. .............       4,989,890       2,007,000
       3,300  Telecom Italia SpA, ADR .........          31,072          68,937
       8,195  Telefonica SA, ADR ..............          80,699         708,949
      12,000  TELUS Corp. .....................         185,454         522,578
      17,000  TELUS Corp., Non-Voting,
                 ADR ..........................         838,127         711,450
     210,000  Verizon Communications Inc. .....       7,702,532       7,654,500
       5,000  Windstream Corp. ................          43,990          59,750
                                                 --------------  --------------
                                                     37,403,629      40,530,151
                                                 --------------  --------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST            VALUE
      ------                                     --------------  --------------

              COMMON STOCKS (CONTINUED)
              TRANSPORTATION -- 0.4%
       5,000  Burlington Northern
                 Santa Fe Corp. ...............  $      444,482  $      461,100
     115,000  GATX Corp. ......................       4,379,544       4,493,050
                                                 --------------  --------------
                                                      4,824,026       4,954,150
                                                 --------------  --------------
              WIRELESS COMMUNICATIONS -- 0.3%
       2,600  NTT DoCoMo Inc. .................       3,779,517       3,938,604
                                                 --------------  --------------
              TOTAL COMMON STOCKS .............     960,696,693   1,111,723,891
                                                 --------------  --------------

              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              COMMUNICATIONS EQUIPMENT -- 0.1%
       1,100  Lucent Technologies Capital Trust I,
                 7.750% Cv. Pfd. ..............         759,000         770,000
                                                 --------------  --------------
              ENERGY AND UTILITIES: INTEGRATED -- 0.0%
         300  El Paso Corp.,
                 4.990% Cv. Pfd. (b) ..........         293,192         408,693
                                                 --------------  --------------
              ENTERTAINMENT -- 0.0%
       3,000  Metromedia International Group Inc.,
                 7.250% Cv. Pfd.+ .............           5,310         102,750
                                                 --------------  --------------
              TELECOMMUNICATIONS -- 0.1%
      33,000  Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ......         918,894       1,399,200
                                                 --------------  --------------
              TOTAL CONVERTIBLE
                 PREFERRED STOCKS .............       1,976,396       2,680,643
                                                 --------------  --------------
              WARRANTS -- 0.0%
              BROADCASTING -- 0.0%
         330  Granite Broadcasting Corp.,
                 Ser. A, expire 06/04/12+ .....               0              99
         330  Granite Broadcasting Corp.,
                 Ser. B, expire 06/04/12+ .....               0              82
                                                 --------------  --------------
                                                              0             181
                                                 --------------  --------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development Corp.,
                 expire 08/14/08+ (a)(c) ......               0           6,774
                                                 --------------  --------------
              TOTAL WARRANTS ..................               0           6,955
                                                 --------------  --------------

  PRINCIPAL
   AMOUNT
------------

              CORPORATE BONDS -- 1.2%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$    800,000  Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 .............         751,685         766,000
                                                 --------------  --------------
              BROADCASTING -- 0.2%
     350,000  Sinclair Broadcast Group Inc.,
                 Cv. (STEP),
                 4.875%, 07/15/18 .............         326,170         320,250

  PRINCIPAL                                                          MARKET
   AMOUNT                                             COST            VALUE
------------                                     --------------  --------------

$  2,200,000  Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 09/15/12 .............  $    1,893,897  $    1,963,500
     200,000  Young Broadcasting Inc.,
                 Sub. Deb.,
                 10.000%, 03/01/11 ............         149,332         126,500
                                                 --------------  --------------
                                                      2,369,399       2,410,250
                                                 --------------  --------------
              BUSINESS SERVICES -- 0.0%
     100,000  BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a) ........          97,499               0
     470,162  GP Strategies Corp., Sub. Deb.,
                 6.000%, 08/14/08 (a)(c) ......         417,447         421,631
                                                 --------------  --------------
                                                        514,946         421,631
                                                 --------------  --------------
              COMMUNICATIONS EQUIPMENT -- 0.6%
   4,000,000  Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09 .............       3,956,315       4,060,000
   2,625,000  Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 .............       2,599,828       2,605,312
                                                 --------------  --------------
                                                      6,556,143       6,665,312
                                                 --------------  --------------
              RETAIL -- 0.3%
   4,000,000  The Great Atlantic &
                 Pacific Tea Co. Inc., Cv.,
                 5.125%, 06/15/11 .............       4,000,000       3,970,000
                                                 --------------  --------------
              TELECOMMUNICATIONS -- 0.0%
     200,000  Williams Communications
                 Group Inc., Escrow,
                 10.875%, 10/01/09+ (a) .......               0               0
                                                 --------------  --------------
              TOTAL CORPORATE BONDS ...........      14,192,173      14,233,193
                                                 --------------  --------------

              U.S. GOVERNMENT OBLIGATIONS -- 7.1%
              U.S. TREASURY BILLS -- 6.9%
  84,381,000  U.S. Treasury Bills,
                 1.017% to 2.181%++,
                 04/03/08 to 09/18/08 .........      84,130,680      84,136,776
                                                 --------------  --------------
              U.S. TREASURY NOTES -- 0.2%
   2,887,000  U.S. Treasury Note,
                 5.125%, 06/30/08 .............       2,908,427       2,914,519
                                                 --------------  --------------
              TOTAL U.S. GOVERNMENT
                 OBLIGATIONS ..................      87,039,107      87,051,295
                                                 --------------  --------------
              TOTAL
                 INVESTMENTS -- 99.8% .........  $1,063,904,369   1,215,695,977
                                                 ==============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.2% ......       1,861,987
                                                                 --------------
              NET ASSETS -- 100.0% ............................  $1,217,557,964
                                                                 ==============

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

----------
(a) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $568,160 or 0.05% of total net assets.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of Rule 144A securities amounted to $543,498 or 0.04% of total net assets.

(c) At March 31, 2008, the Fund held investments in restricted and illiquid securities amounting to $428,405 or 0.04% of total net assets, which were valued under methods approved by the Board, as follows:

 PRINCIPAL                                                                  03/31/08
  AMOUNT/                                                                   CARRYING
ACQUISITION                                     ACQUISITION   ACQUISITION    VALUE
  SHARES      ISSUER                               DATE           COST      PER UNIT
-----------   -------------------------------   -----------   -----------   --------
$   470,162   GP Strategies Corp., Sub. Deb.,
                 6.00%, 08/14/08 ............     08/08/03    $   320,860   $89.6778
    379,703   National Patent Development
                 Corp., Warrants,
                 expire 08/14/08 ............     11/24/04           0.00     0.0178

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt
CVO   Contingent Value Obligation
STEP  Step coupon bond. The rate disclosed is that in effect at March 31, 2008.

                See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $1,063,904,369) ............   $ 1,215,695,977
   Cash ...................................................               986
   Receivable for investments sold ........................         2,491,889
   Receivable for Fund shares sold ........................         5,377,539
   Dividends and interest receivable ......................         2,141,860
   Prepaid expenses .......................................            87,212
                                                              ---------------
   TOTAL ASSETS ...........................................     1,225,795,463
                                                              ---------------
LIABILITIES:
   Payable for investments purchased ......................         5,097,279
   Payable for Fund shares redeemed .......................         1,553,537
   Payable for investment advisory fees ...................         1,023,035
   Payable for distribution fees ..........................           267,668
   Payable for accounting fees ............................             3,750
   Unrealized depreciation on swap contracts ..............            23,439
   Other accrued expenses .................................           268,791
                                                              ---------------
   TOTAL LIABILITIES ......................................         8,237,499
                                                              ---------------
   NET ASSETS applicable to 60,061,863
     shares outstanding ...................................   $ 1,217,557,964
                                                              ===============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ........   $ 1,067,060,443
   Accumulated distributions in excess of net
     investment income ....................................        (4,684,775)
   Accumulated net realized gain on investments,
     swap contracts, and foreign
     currency transactions ................................         3,413,876
   Net unrealized appreciation on investments .............       151,791,608
   Net unrealized depreciation on swap contracts ..........           (23,439)
   Net unrealized appreciation on foreign
     currency translations ................................               251
                                                              ---------------
   NET ASSETS .............................................   $ 1,217,557,964
                                                              ===============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per
     share ($1,179,367,734 / 58,144,043 shares
     outstanding; 150,000,000 shares authorized) ..........   $         20.28
                                                              ===============
   CLASS A:
   Net Asset Value and redemption price per share
     ($18,748,310 / 927,347 shares outstanding;
     50,000,000 shares authorized) ........................   $         20.22
                                                              ===============
   Maximum offering price per share (NAV /.9425,
     based on maximum sales charge of 5.75%
     of the offering price) ...............................   $         21.45
                                                              ===============
   CLASS B:
   Net Asset Value and offering price per share
     ($313,091 / 15,961.63 shares outstanding;
     50,000,000 shares authorized) ........................   $         19.62(a)
                                                              ===============
   CLASS C:
   Net Asset Value and offering price per share
     ($18,571,542 / 947,055 shares outstanding;
     50,000,000 shares authorized) ........................   $         19.61(a)
                                                              ===============
   CLASS I:
   Net Asset Value, offering, and redemption price
     per share ($557,287/ 27,456 shares
     outstanding; 50,000,000 shares authorized) ...........   $         20.30
                                                              ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of $154,319) ...........   $    11,272,825
   Interest ...............................................         1,682,120
                                                              ---------------
   Total Investment Income ................................        12,954,945
                                                              ---------------
EXPENSES:
   Investment advisory fees ...............................         6,143,421
   Distribution fees - Class AAA ..........................         1,490,284
   Distribution fees - Class A ............................            22,007
   Distribution fees - Class B ............................             1,650
   Distribution fees - Class C ............................            91,467
   Shareholder services fees ..............................           544,457
   Shareholder communications expenses ....................           155,220
   Custodian fees .........................................            90,282
   Legal and audit fees ...................................            32,447
   Registration expenses ..................................            31,237
   Accounting fees ........................................            22,500
   Directors' fees ........................................            16,832
   Interest expense .......................................                14
   Miscellaneous expenses .................................            40,823
                                                              ---------------
   TOTAL EXPENSES .........................................         8,682,641
   Less: Custodian fee credits ............................            (7,371)
                                                              ---------------
   NET EXPENSES ...........................................         8,675,270
                                                              ---------------
   NET INVESTMENT INCOME ..................................         4,279,675
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND
   FOREIGN CURRENCY:
   Net realized gain on investments .......................        11,985,359
   Net realized loss on swap contracts ....................          (174,863)
   Net realized gain on foreign currency
     transactions .........................................            48,423
                                                              ---------------
   Net realized gain on investments, swap contracts,
     and foreign currency transactions ....................        11,858,919
                                                              ---------------
   Net change in unrealized appreciation/
     depreciation on investments ..........................      (139,316,625)
   Net change in unrealized appreciation/
     depreciation on swap contracts .......................            (8,115)
   Net change in unrealized appreciation/
     depreciation on foreign currency translations ........            (1,986)
                                                              ---------------
   Net change in unrealized appreciation/
     depreciation on investments, swap contracts,
     and foreign currency translations ....................      (139,326,726)
                                                              ---------------
   NET REALIZED AND UNREALIZED LOSS ON
     INVESTMENTS, SWAP CONTRACTS, AND
     FOREIGN CURRENCY .....................................      (127,467,807)
                                                              ---------------
   NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................   $  (123,188,132)
                                                              ===============

----------
(a)   Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                MARCH 31, 2008        YEAR ENDED
                                                                                  (UNAUDITED)     SEPTEMBER 30, 2007
                                                                               ----------------   ------------------
OPERATIONS:
   Net investment income ...................................................   $      4,279,675   $       10,235,599
   Net realized gain on investments, swap contracts, and foreign currency
     transactions ..........................................................         11,858,919           25,662,276
   Net change in unrealized appreciation/depreciation on investments,
     swap contracts, and foreign currency translations .....................       (139,326,726)         129,138,838
                                                                               ----------------   ------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  ........       (123,188,132)         165,036,713
                                                                               ----------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA .............................................................         (8,568,519)         (10,622,391)
     Class A ...............................................................           (129,528)            (122,443)
     Class B ...............................................................             (2,367)              (3,257)
     Class C ...............................................................           (134,377)            (146,754)
     Class I ...............................................................             (2,413)                  --
                                                                               ----------------   ------------------
                                                                                     (8,837,204)         (10,894,845)
                                                                               ----------------   ------------------
   Net realized gain on investments
     Class AAA .............................................................        (21,496,322)         (25,511,616)
     Class A ...............................................................           (318,823)            (276,274)
     Class B ...............................................................             (6,209)             (11,191)
     Class C ...............................................................           (330,973)            (275,224)
                                                                               ----------------   ------------------
                                                                                    (22,152,327)         (26,074,305)
                                                                               ----------------   ------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................        (30,989,531)         (36,969,150)
                                                                               ----------------   ------------------
CAPITAL SHARE TRANSACTIONS:
     Class AAA .............................................................        137,502,923          271,771,201
     Class A ...............................................................          5,668,001            5,538,183
     Class B ...............................................................             11,732              (51,212)
     Class C ...............................................................          3,668,906            7,800,453
     Class I ...............................................................            591,247                   --
                                                                               ----------------   ------------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS. .............        147,442,809          285,058,625
                                                                               ----------------   ------------------
   REDEMPTION FEES .........................................................              5,837               10,314
                                                                               ----------------   ------------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................         (6,729,017)         413,136,502

NET ASSETS:
   Beginning of period .....................................................      1,224,286,981          811,150,479
                                                                               ----------------   ------------------
   End of period (including undistributed net investment income of
     $0 and $0, respectively) ..............................................   $  1,217,557,964   $    1,224,286,981
                                                                               ================   ==================

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                               INCOME FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS
                           ----------------------------------------   ----------------------------------------
                                              Net
               Net Asset       Net       Realized and       Total                      Net
   Period        Value,    Investment     Unrealized        from          Net        Realized
    Ended      Beginning     Income/    Gain/(Loss) on   Investment   Investment     Gain on         Total
September 30   of Period    (Loss)(a)     Investments    Operations     Income     Investments   Distributions
------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------
CLASS AAA
   2008(c)      $ 22.98    $ 0.08          $ (2.22)       $ (2.14)     $ (0.16)      $ (0.40)       $ (0.56)
   2007           20.23      0.22             3.37           3.59        (0.39)        (0.45)         (0.84)
   2006           18.72      0.38             1.68           2.06        (0.36)        (0.19)         (0.55)
   2005           16.73      0.24             2.41           2.65        (0.24)        (0.42)         (0.66)
   2004           14.60      0.23             2.26           2.49        (0.27)        (0.09)         (0.36)
   2003           11.93      0.28             2.64           2.92        (0.25)           --          (0.25)
CLASS A
   2008(c)      $ 22.91    $ 0.08          $ (2.21)       $ (2.13)     $ (0.16)      $ (0.40)       $ (0.56)
   2007           20.17      0.22             3.36           3.58        (0.39)        (0.45)         (0.84)
   2006           18.66      0.39             1.67           2.06        (0.36)        (0.19)         (0.55)
   2005           16.72      0.20             2.43           2.63        (0.27)        (0.42)         (0.69)
   2004(f)        16.40      0.16             0.43           0.59        (0.20)        (0.07)         (0.27)
CLASS B
   2008(c)      $ 22.32    $(0.00)(d)      $ (2.15)       $ (2.15)     $ (0.15)      $ (0.40)       $ (0.55)
   2007           19.82      0.06             3.28           3.34        (0.39)        (0.45)         (0.84)
   2006           18.48      0.36             1.53           1.89        (0.36)        (0.19)         (0.55)
   2005           16.62      0.04             2.46           2.50        (0.22)        (0.42)         (0.64)
   2004(f)        16.40      0.07             0.42           0.49        (0.20)        (0.07)         (0.27)
CLASS C
   2008(c)      $ 22.31    $(0.00)(d)      $ (2.15)       $ (2.15)     $ (0.15)      $ (0.40)       $ (0.55)
   2007           19.81      0.05             3.29           3.34        (0.39)        (0.45)         (0.84)
   2006           18.47      0.24             1.65           1.89        (0.36)        (0.19)         (0.55)
   2005           16.64      0.07             2.43           2.50        (0.25)        (0.42)         (0.67)
   2004(f)        16.40      0.08             0.43           0.51        (0.20)        (0.07)         (0.27)
CLASS I
   2008(g)      $ 21.42    $ 0.05          $ (1.08)       $ (1.03)     $ (0.09)           --        $ (0.09)

                                                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                  --------------------------------------------------

                            Net Asset              Net Assets       Net
   Period                     Value,                 End of     Investment                 Portfolio
    Ended      Redemption     End of     Total       Period       Income/     Operating     Turnover
September 30     Fees(a)      Period    Return+    (in 000's)     (Loss)     Expenses(b)     Rate++
------------   ----------   ---------   -------   -----------   ----------   -----------   ---------
CLASS AAA
   2008(c)     $ 0.00(d)     $ 20.28    (9.50)%   $ 1,179,368    0.71%(e)      1.40%(e)       12%
   2007          0.00(d)       22.98    18.19       1,191,351    1.01          1.43           12
   2006          0.00(d)       20.23    11.25         794,375    1.98          1.46           14
   2005          0.00(d)       18.72    16.09         580,081    1.33          1.46           11
   2004            --          16.73    17.13         355,321    1.42          1.49           12
   2003            --          14.60    24.59         261,777    2.09          1.49           27
CLASS A
   2008(c)     $ 0.00(d)     $ 20.22    (9.49)%   $    18,748    0.72%(e)      1.40%(e)       12%
   2007          0.00(d)       22.91    18.20          15,313    1.00          1.43           12
   2006          0.00(d)       20.17    11.29           8,379    2.02          1.46           14
   2005          0.00(d)       18.66    15.99           3,644    1.08          1.50           11
   2004(f)         --          16.72     3.62             124    1.33(e)       1.49(e)        12
CLASS B
   2008(c)     $ 0.00(d)     $ 19.62    (9.81)%   $       313   (0.05)%(e)     2.15%(e)       12%
   2007          0.00(d)       22.32    17.28             344    0.29          2.18           12
   2006          0.00(d)       19.82    10.46             352    1.91          2.21           14
   2005          0.00(d)       18.48    15.28              32    0.20          2.22           11
   2004(f)         --          16.62     3.00               1    0.56(e)       2.24(e)        12
CLASS C
   2008(c)     $ 0.00(d)     $ 19.61    (9.81)%   $    18,572   (0.03)%(e)     2.15%(e)       12%
   2007          0.00(d)       22.31    17.29          17,279    0.24          2.18           12
   2006          0.00(d)       19.81    10.46           8,044    1.26          2.21           14
   2005          0.00(d)       18.47    15.24           3,374    0.37          2.24           11
   2004(f)         --          16.64     3.13              79    0.62(e)       2.24(e)        12
CLASS I
   2008(g)     $ 0.00(d)     $ 20.30    (9.41)%   $       557    1.21%(e)      1.15%(e)       12%

----------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, 2004, and 2003 would have been 20%,
      34%, 26%, 15%, and 34%, respectively.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2006 would have been 1.45%, 1.45%, 2.20%, and 2.20% for
      Class AAA, Class A, Class B, and Class C, respectively. Custodian fee credits for the six months ended March 31, 2008, and fiscal year ended September 30, 2007 were minimal.

(c)   For the six months ended March 31, 2008, unaudited.

(d)   Amount represents less than $0.005 per share.

(e)   Annualized.

(f) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(g) From the commencement of offering Class I Shares on January 11, 2008 through March 31, 2008.

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the adoption of SFAS 157 had no impact on the amounts reported in the financial statements.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2008, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. A swap is where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into contract for difference swaps with Bear, Stearns International Limited. Details of the swaps at March 31, 2008 are as follows:

                                                                                                         NET
        NOTIONAL              EQUITY SECURITY               INTEREST RATE/            TERMINATION    UNREALIZED
         AMOUNT                  RECEIVED                EQUITY SECURITY PAID             DATE      DEPRECIATION
------------------------   ---------------------   --------------------------------   -----------   ------------
                                Market Value       Overnight LIBOR plus 40 bps plus
                              Appreciation on:       Market Value Depreciation on:
$258,986 (140,000 shares)      Rank Group plc               Rank Group plc              05/15/08      $(14,146)
 169,018 (20,000 shares)   Rolls-Royce Group plc         Rolls-Royce Group plc          12/15/08        (9,293)
                                                                                                      --------
                                                                                                      $(23,439)
                                                                                                      ========

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At March 31, 2008, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of March 31, 2008.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2007 was as follows:

         DISTRIBUTIONS PAID FROM:
         Ordinary income
           (inclusive of short-term capital gains).....   $ 20,253,574
         Net long-term capital gains ..................     16,715,576
                                                          ------------
         Total distributions paid .....................   $ 36,969,150
                                                          ============

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income and capital gains. The actual source of the distribution is determined after the end of the calendar year. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund's current distribution policy may restrict the Fund's ability to pay out all of its net realized long-term capital gains as a Capital Gain Dividend. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The Fund currently intends to pay $0.03 per share on a monthly basis.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at March 31, 2008:

                                            GROSS           GROSS       NET UNREALIZED
                                          UNREALIZED      UNREALIZED     APPRECIATION/
                            COST         APPRECIATION    DEPRECIATION   (DEPRECIATION)
                      ---------------   -------------   -------------   --------------
Investments .......   $ 1,072,987,279   $ 239,646,101   $ (96,937,403)  $  142,708,698
Swap contracts ....                --              --         (23,439)         (23,439)
                                        -------------   -------------   --------------
                                        $ 239,646,101   $ (96,960,842)  $  142,685,259
                                        =============   =============   ==============

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended March 31, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2008, other than short-term securities and U.S. Government obligations, aggregated $205,808,868 and $142,715,024, respectively.

Purchases of U.S. Government obligations for the six months ended March 31, 2008, other than short-term obligations, aggregated $2,921,283.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2008, the Fund paid brokerage commissions on security trades of $204,017 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $21,058 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. During the six months ended March 31, 2008, there were no borrowings under the line of credit.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers five classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2008 and the fiscal year ended September 30, 2007 amounted to $5,837 and $10,314, respectively.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                            SIX MONTHS ENDED
                                                              MARCH 31, 2008                   YEAR ENDED
                                                               (UNAUDITED)                 SEPTEMBER 30, 2007
                                                      -----------------------------   -----------------------------
                                                          SHARES          AMOUNT          SHARES          AMOUNT
                                                      -------------   -------------   -------------   -------------
                                                                CLASS AAA                        CLASS AAA
                                                      -----------------------------   -----------------------------
Shares sold .......................................      12,287,889   $ 265,451,063      20,047,350   $ 435,048,849
Shares issued upon reinvestment of distributions ..       1,282,785      28,229,344       1,598,441      33,658,795
Shares redeemed ...................................      (7,266,366)   (156,177,484)     (9,065,356)   (196,936,443)
                                                      -------------   -------------   -------------   -------------
   Net increase ...................................       6,304,308   $ 137,502,923      12,580,435   $ 271,771,201
                                                      =============   =============   =============   =============
                                                                 CLASS A                         CLASS A
                                                      -----------------------------   -----------------------------
Shares sold .......................................         326,546   $   7,095,587         337,809   $   7,382,957
Shares issued upon reinvestment of distributions ..          17,134         375,504          15,265         320,840
Shares redeemed ...................................         (84,731)     (1,803,090)       (100,074)     (2,165,614)
                                                      -------------   -------------   -------------   -------------
   Net increase ...................................         258,949   $   5,668,001         253,000   $   5,538,183
                                                      =============   =============   =============   =============
                                                                 CLASS B                         CLASS B
                                                      -----------------------------   -----------------------------
Shares sold .......................................             224   $       4,456              --              --
Shares issued upon reinvestment of distributions ..             402           8,576             700   $      14,330
Shares redeemed ...................................             (63)         (1,300)         (3,076)        (65,542)
                                                      -------------   -------------   -------------   -------------
   Net increase (decrease) ........................             563   $      11,732          (2,376)  $     (51,212)
                                                      =============   =============   =============   =============
                                                                 CLASS C                         CLASS C
                                                      -----------------------------   -----------------------------
Shares sold .......................................         225,338   $   4,722,734         400,018   $   8,488,767
Shares issued upon reinvestment of distributions ..          20,510         437,094          18,848         388,816
Shares redeemed ...................................         (73,152)     (1,490,922)        (50,547)     (1,077,130)
                                                      -------------   -------------   -------------   -------------
   Net increase ...................................         172,696   $   3,668,906         368,319   $   7,800,453
                                                      =============   =============   =============   =============
                                                                 CLASS I*
                                                      -----------------------------
Shares sold .......................................          27,802   $     598,528
Shares issued upon reinvestment of distributions ..             116           2,414
Shares redeemed ...................................            (462)         (9,695)
                                                      -------------   -------------
   Net increase ...................................          27,456   $     591,247
                                                      =============   =============

----------
*     From the commencement of offering Class I Shares on January 11, 2008.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to
Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

                         THE GABELLI EQUITY INCOME FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2008, the Board of Directors of the Corporation approved the continuation of the Investment Advisory Agreement with the Adviser for the Fund on the basis of the recommendation by the Directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of equity income funds. The Independent Board Members noted that the Fund's performance was in the top one-third of the funds in its category for all relevant periods.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of equity income funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios and the Fund's size were above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent performance record. The Independent Board Members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund's performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Investment Management Agreement to the full Board.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               Robert J. Morrissey
CHAIRMAN AND CHIEF                                  ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                   MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.
                                                    Anthony R. Pustorino
Anthony J. Colavita                                 CERTIFIED PUBLIC ACCOUNTANT,
ATTORNEY-AT-LAW                                     PROFESSOR EMERITUS
ANTHONY J. COLAVITA, P.C.                           PACE UNIVERSITY

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        CHAIRMAN
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN CORP.
                                                    Salvatore J. Zizza
John D. Gabelli                                     CHAIRMAN
SENIOR VICE PRESIDENT                               ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.


                                    OFFICERS

Bruce N. Alpert                                     Agnes Mullady
PRESIDENT AND SECRETARY                             TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER




                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


THE
GABELLI
EQUITY
INCOME
FUND

                                                              SEMI ANNUAL REPORT
                                                                  MARCH 31, 2008

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q108SR

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                             SEMI-ANNUAL REPORT (a)
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Woodland Small Cap Value Fund, for the six months ended March 31, 2008, declined 13.57% versus declines of 14.02% for the Russell 2000 Index, 12.46% for the S&P 500 Index, and 13.30% for the Value Line Composite Index.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)(b)
                           ----------------------------------------------------
                                                                                                 Since
                                                                                               Inception
                                            Quarter       1 Year       3 Year      5 Year      (12/31/02)
                                            -------       ------       ------      ------      ----------
GABELLI WOODLAND SMALL CAP VALUE FUND
   CLASS AAA ............................     (9.30)%      (7.95)%       3.92%      11.83%       9.49%
Russell 2000 Index ......................     (9.90)      (13.00)        5.06       14.90       13.15
S&P 500 Index ...........................     (9.44)       (5.08)        5.84       11.32       10.08
Value Line Composite Index ..............     (8.67)      (10.83)        5.72       15.94       13.94
Class A .................................     (9.33)       (7.97)        4.04       11.89        9.54
                                             (14.54)(c)   (13.26)(c)     2.01(c)    10.57(c)     8.31(c)
Class B .................................     (9.53)       (8.81)        2.80       11.54        9.22
                                             (14.05)(d)   (13.37)(d)     1.85(d)    11.28(d)     9.09(d)
Class C .................................     (9.52)       (8.59)        3.22       11.06        8.77
                                             (10.42)(e)    (9.51)(e)     3.22       11.06        8.77
Class I .................................     (9.30)       (7.95)        3.92       11.83        9.49

IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 2.33%, 2.33%, 3.08%, 3.08%, AND 2.08%, RESPECTIVELY. THE NET EXPENSE RATIOS AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH SEPTEMBER 30, 2008 ARE 2.00%, 2.00%, 2.75%, 2.75%, AND 1.75% RESPECTIVELY. CLASS
AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)   THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL CHALLENGES BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX (COMPRISED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, AND 1%, RESPECTIVELY, OF THE FUND'S NET ASSET VALUE ("NAV") PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2007 through March 31, 2008

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                          Beginning         Ending      Annualized     Expenses
                        Account Value   Account Value     Expense    Paid During
                          10/01/07         03/31/08        Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI WOODLAND SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                 $1,000.00       $  864.30        2.01%        $ 9.37
Class A                   $1,000.00       $  864.40        2.01%        $ 9.37
Class B                   $1,000.00       $  860.50        2.76%        $12.84
Class C                   $1,000.00       $  861.40        2.76%        $12.84
Class I**                 $1,000.00       $  864.30        1.76%        $ 3.50

HYPOTHETICAL 5% RETURN
Class AAA                 $1,000.00       $1,014.95        2.01%        $10.13
Class A                   $1,000.00       $1,014.95        2.01%        $10.13
Class B                   $1,000.00       $1,011.20        2.76%        $13.88
Class C                   $1,000.00       $1,011.20        2.76%        $13.88
Class I**                 $1,000.00       $1,006.91        1.76%        $ 3.77

 * Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

** Class I Shares were first issued on January 11, 2008. Account values and expense ratios are calculated from January 11, 2008 through March 31, 2008.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2008:

THE GABELLI WOODLAND SMALL CAP VALUE FUND

Diversified Industrial ...............................................    15.0%
Business Services ....................................................    13.1%
Consumer Products ....................................................     8.8%
Equipment and Supplies ...............................................     7.6%
Computer Software and Services .......................................     7.3%
Specialty Chemicals ..................................................     6.6%
Financial Services ...................................................     6.0%
Health Care ..........................................................     5.8%
U.S. Government Obligations ..........................................     5.7%
Energy and Utilities .................................................     5.6%
Food and Beverage ....................................................     4.6%
Hotels and Gaming ....................................................     3.8%
Aerospace ............................................................     3.3%
Automotive: Parts and Accessories ....................................     2.4%
Entertainment ........................................................     2.0%
Telecommunications ...................................................     1.3%
Communications Equipment .............................................     1.0%
Real Estate Investment Trusts ........................................     0.0%
Other Assets and Liabilities (Net) ...................................     0.1%
                                                                         -----
                                                                         100.0%
                                                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                           COST           VALUE
      ------                                     --------------  --------------
              COMMON STOCKS -- 94.2%
              AEROSPACE -- 3.3%
       1,465  Alliant Techsystems Inc.+ .......  $      100,915  $      151,672
       3,370  Kaman Corp. .....................          96,990          95,337
                                                 --------------  --------------
                                                        197,905         247,009
                                                 --------------  --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.4%
       6,490  Midas Inc.+ .....................         122,392         111,563
      10,830  Noble International Ltd. ........         212,771          67,688
                                                 --------------  --------------
                                                        335,163         179,251
                                                 --------------  --------------
              BUSINESS SERVICES -- 13.1%
       8,090  Deluxe Corp. ....................         195,190         155,409
      12,150  Edgewater Technology Inc.+ ......          92,991          64,030
      12,610  Federal Signal Corp. ............         148,084         176,036
       8,470  Imation Corp. ...................         271,461         192,608
       7,350  Intermec Inc.+ ..................         178,882         163,096
       3,320  The Brink's Co. .................         115,092         223,038
                                                 --------------  --------------
                                                      1,001,700         974,217
                                                 --------------  --------------
              COMMUNICATIONS EQUIPMENT -- 1.0%
       8,540  Radyne Corp.+ ...................          78,769          72,761
                                                 --------------  --------------
              COMPUTER SOFTWARE AND SERVICES -- 7.3%
       7,300  eResearch Technology Inc.+ ......          53,381          90,666
      11,500  Furmanite Corp.+ ................          70,489          97,750
      24,410  Lawson Software Inc.+ ...........         184,137         183,808
      21,530  Tier Technologies Inc., Cl. B+ ..         209,466         171,594
                                                 --------------  --------------
                                                        517,473         543,818
                                                 --------------  --------------
              CONSUMER PRODUCTS -- 8.8%
       7,770  Alberto-Culver Co. ..............         185,737         212,976
       2,085  Church & Dwight Co. Inc. ........          53,976         113,090
      11,180  Kimball International Inc.,
                Cl. B .........................         149,008         119,850
      11,600  Sally Beauty Holdings Inc.+ .....         102,151          80,040
       4,680  Steinway Musical Instruments
                Inc.+ .........................         152,717         133,473
                                                 --------------  --------------
                                                        643,589         659,429
                                                 --------------  --------------
              DIVERSIFIED INDUSTRIAL -- 15.0%
       2,880  Barnes Group Inc. ...............          77,491          66,096
       6,150  Columbus McKinnon Corp.+ ........         149,602         190,527
      14,910  Griffon Corp.+ ..................         165,850         128,226
       9,100  Hawk Corp., Cl. A+ ..............         125,355         159,432
       7,920  LeCroy Corp.+ ...................          75,284          68,587
      29,440  Magnetek Inc.+ ..................         144,666         101,274
       5,600  OSI Systems Inc.+ ...............         150,311         128,912
       2,020  Pentair Inc. ....................          74,321          64,438
       3,500  Texas Industries Inc. ...........         156,835         210,385
                                                 --------------  --------------
                                                      1,119,715       1,117,877
                                                 --------------  --------------
              ENERGY AND UTILITIES -- 5.6%
       2,879  ALLETE Inc. .....................          82,984         111,187
       3,710  Comstock Resources Inc.+ ........         103,496         149,513
       5,740  Mariner Energy Inc.+ ............         106,895         155,037
                                                 --------------  --------------
                                                        293,375         415,737
                                                 --------------  --------------
              ENTERTAINMENT -- 2.0%
       7,170  Discovery Holding Co., Cl. A+ ...         108,572         152,147
                                                 --------------  --------------

                                                                     MARKET
      SHARES                                            COST          VALUE
      ------                                     --------------  --------------
              EQUIPMENT AND SUPPLIES -- 7.6%
      23,600  C&D Technologies Inc.+ ..........  $      128,303  $      118,472
       2,230  Powell Industries Inc.+ .........          88,982          87,795
       4,770  Tennant Co. .....................          96,287         189,894
       4,150  The Toro Co. ....................         110,608         171,768
                                                 --------------  --------------
                                                        424,180         567,929
                                                 --------------  --------------
              FINANCIAL SERVICES -- 6.0%
      15,880  Franklin Bank Corp.+ ............         169,728          48,116
       4,950  Hilb Rogal & Hobbs Co. ..........         212,773         155,777
       2,830  HMN Financial Inc. ..............          98,886          65,316
      14,700  NewAlliance Bancshares Inc. .....         218,159         180,222
                                                 --------------  --------------
                                                        699,546         449,431
                                                 --------------  --------------
              FOOD AND BEVERAGE -- 4.6%
      14,320  Del Monte Foods Co. .............         171,229         136,470
       3,100  PepsiAmericas Inc. ..............          50,889          79,143
      15,260  Triarc Cos. Inc., Cl. A .........         177,782          96,138
       4,880  Triarc Cos. Inc., Cl. B .........          56,528          33,721
                                                 --------------  --------------
                                                        456,428         345,472
                                                 --------------  --------------
              HEALTH CARE -- 5.8%
       5,210  K-V Pharmaceutical Co., Cl. A+ ..         147,865         130,042
       3,616  SurModics Inc.+ .................         125,588         151,438
       3,480  West Pharmaceutical Services
                Inc. ..........................         143,094         153,920
                                                 --------------  --------------
                                                        416,547         435,400
                                                 --------------  --------------
              HOTELS AND GAMING -- 3.8%
       5,370  Gaylord Entertainment Co.+ ......         144,011         162,657
       6,460  Marcus Corp. ....................         152,320         124,032
                                                 --------------  --------------
                                                        296,331         286,689
                                                 --------------  --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       2,135  Deerfield Capital Corp. .........           3,032           3,011
                                                 --------------  --------------
              SPECIALTY CHEMICALS -- 6.6%
       5,100  Arch Chemicals Inc. .............         148,969         190,026
       2,560  FMC Corp. .......................          93,043         142,054
       4,200  H.B. Fuller Co. .................         117,601          85,722
       1,010  NewMarket Corp. .................          53,833          76,205
                                                 --------------  --------------
                                                        413,446         494,007
                                                 --------------  --------------
              TELECOMMUNICATIONS -- 1.3%
      11,400  HickoryTech Corp. ...............         109,915          93,138
                                                 --------------  --------------
              TOTAL COMMON STOCKS .............       7,115,686       7,037,323
                                                 --------------  --------------
  PRINCIPAL
   AMOUNT
------------
              U.S. GOVERNMENT OBLIGATIONS -- 5.7%
$    423,000  U.S. Treasury Bills, 1.261% to
                2.161%++, 05/08/08 to
                06/26/08 ......................         421,904         421,891
                                                 --------------  --------------
              TOTAL INVESTMENTS -- 99.9% ......  $    7,537,590       7,459,214
                                                 ==============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.1% ......          10,080
                                                                 --------------
              NET ASSETS -- 100.0% ............................  $    7,469,294
                                                                 ==============

----------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $7,537,590) ...................   $  7,459,214
   Cash ......................................................         77,936
   Receivable for investments sold ...........................         54,530
   Receivable for Fund shares sold ...........................            400
   Dividends receivable ......................................          4,333
   Prepaid expenses ..........................................         26,266
                                                                 ------------
   TOTAL ASSETS ..............................................      7,622,679
                                                                 ------------
LIABILITIES:
   Payable for investments purchased .........................         96,990
   Payable for Fund shares redeemed ..........................          2,516
   Payable for investment advisory fees ......................          1,402
   Payable for distribution fees .............................          1,659
   Payable for legal and audit fees ..........................         29,379
   Payable for shareholder
      communications expenses ................................         16,602
   Other accrued expenses ....................................          4,837
                                                                 ------------
   TOTAL LIABILITIES .........................................        153,385
                                                                 ------------
   NET ASSETS applicable to 807,272
      shares outstanding .....................................   $  7,469,294
                                                                 ============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ...........   $  7,169,820
   Accumulated net investment loss ...........................        (33,029)
   Accumulated net realized gain on investments ..............        410,879
   Net unrealized depreciation on investments ................        (78,376)
                                                                 ------------
   NET ASSETS ................................................   $  7,469,294
                                                                 ============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering and redemption price
      per share ($7,199,147 / 777,306 shares
      outstanding; 100,000,000 shares authorized) ............   $       9.26
                                                                 ============
   CLASS A:
   Net Asset Value and redemption price per share
      ($50,890 / 5,455 shares outstanding;
      50,000,000 shares authorized) ..........................   $       9.33
                                                                 ============
   Maximum offering price per share (NAV /9425,
      based on maximum sales charge of 5.75% of
      the offering price) ....................................   $       9.90
                                                                 ============
   CLASS B:
   Net Asset Value and offering price per share
      ($158.71 / 17.25 shares outstanding;
      50,000,000 shares authorized) ..........................   $       9.20(a)
                                                                 ============
   CLASS C:
   Net Asset Value and offering price per share
      ($163,768 / 18,521 shares outstanding;
      50,000,000 shares authorized) ..........................   $       8.84(a)
                                                                 ============
   CLASS I:
   Net Asset Value, offering and redemption price per
      share ($55,330 / 5,973 shares outstanding;
      50,000,000 shares authorized) ..........................   $       9.26
                                                                 ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends .................................................   $     44,275
   Interest ..................................................          7,059
                                                                 ------------
   TOTAL INVESTMENT INCOME ...................................         51,334
                                                                 ------------
EXPENSES:
   Investment advisory fees ..................................         41,627
   Distribution fees - Class AAA .............................         10,004
   Distribution fees - Class A ...............................             69
   Distribution fees - Class B ...............................              1
   Distribution fees - Class C ...............................          1,224
   Legal and audit fees ......................................         15,430
   Shareholder communications expenses .......................         11,968
   Registration expenses .....................................         11,835
   Shareholder services fees .................................          6,372
   Custodian fees ............................................          4,483
   Interest expense ..........................................            218
   Directors' fees ...........................................            126
   Miscellaneous expenses ....................................          3,446
                                                                 ------------
   TOTAL EXPENSES BEFORE FEES WAIVED AND
      EXPENSES REIMBURSED BY ADVISER .........................        106,803
   LESS:
      Fees waived and expenses reimbursed
         by Adviser ..........................................        (22,308)
      Custodian fee credits ..................................           (132)
                                                                 ------------
   NET EXPENSES ..............................................         84,363
                                                                 ------------
   NET INVESTMENT LOSS .......................................        (33,029)
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain on investments ..........................        466,648
   Net change in unrealized appreciation/depreciation
      on investments .........................................     (1,653,306)
                                                                 ------------
   NET REALIZED AND UNREALIZED LOSS
      ON INVESTMENTS .........................................     (1,186,658)
                                                                 ------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ........................................   $ (1,219,687)
                                                                 ============
----------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED
                                                                          MARCH 31, 2008        YEAR ENDED
                                                                            (UNAUDITED)     SEPTEMBER 30, 2007
                                                                         ----------------   ------------------
OPERATIONS:
   Net investment income (loss) ......................................    $     (33,029)       $     34,514
   Net realized gain on investments ..................................          466,648           1,560,963
   Net change in unrealized appreciation/depreciation on
     investments .....................................................       (1,653,306)            267,092
                                                                          -------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...       (1,219,687)          1,862,569
                                                                          -------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ......................................................               --             (39,316)
      Class A ........................................................               --                 (73)
                                                                          -------------        ------------
                                                                                     --             (39,389)
                                                                          -------------        ------------
   Net realized gain on investments
      Class AAA ......................................................       (1,262,098)         (2,044,419)
      Class A ........................................................           (9,144)            (10,469)
      Class B ........................................................              (26)                (37)
      Class C ........................................................          (43,337)            (99,535)
                                                                          -------------        ------------
                                                                             (1,314,605)         (2,154,460)
                                                                          -------------        ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................       (1,314,605)         (2,193,849)
                                                                          -------------        ------------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ......................................................          594,290             214,548
      Class A ........................................................            3,295             (40,999)
      Class B ........................................................               26                  36
      Class C ........................................................          (50,598)           (103,753)
      Class I ........................................................           56,480                  --
                                                                          -------------        ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ........          603,493              69,832
                                                                          -------------        ------------
   REDEMPTION FEES ...................................................                2                   9
                                                                          -------------        ------------
   NET DECREASE IN NET ASSETS ........................................       (1,930,797)           (261,439)

NET ASSETS:
   Beginning of period ...............................................        9,400,091           9,661,530
                                                                          -------------        ------------
   End of period (including undistributed net investment income of
      $0 and $0, respectively) .......................................    $   7,469,294        $  9,400,091
                                                                          =============        ============

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                             INCOME
                                   FROM INVESTMENT OPERATIONS                           DISTRIBUTIONS
                            ------------------------------------------   ----------------------------------------
                                                Net
                Net Asset        Net        Realized and       Total                      Net
   Period         Value,     Investment      Unrealized        from         Net        Realized
    Ended       Beginning      Income/     Gain/(Loss) on   Investment   Investment     Gain on         Total
September 30    of Period   (Loss)(a)(b)     Investments    Operations     Income     Investments   Distributions
-------------   ---------   ------------   --------------   ----------   ----------   -----------   -------------
CLASS AAA
   2008(e)       $ 12.61     $ (0.04)         $ (1.51)       $ (1.55)          --      $ (1.80)       $ (1.80)
   2007            13.35        0.05             2.44           2.49      $ (0.06)       (3.17)         (3.23)
   2006            14.64       (0.12)            0.07          (0.05)          --        (1.24)         (1.24)
   2005            12.79       (0.11)            2.69           2.58           --        (0.73)         (0.73)
   2004            10.58       (0.14)            2.38           2.24           --        (0.03)         (0.03)
   2003(i)         10.00       (0.07)            0.65           0.58           --           --             --
CLASS A
   2008(e)       $ 12.69     $ (0.04)         $ (1.52)       $ (1.56)          --      $ (1.80)       $ (1.80)
   2007            13.36        0.13             2.39           2.52      $ (0.02)       (3.17)         (3.19)
   2006            14.65       (0.12)            0.07          (0.05)          --        (1.24)         (1.24)
   2005            12.79       (0.09)            2.68           2.59           --        (0.73)         (0.73)
   2004            10.57       (0.14)            2.39           2.25           --        (0.03)         (0.03)
   2003(i)         10.00       (0.07)            0.64           0.57           --           --             --
CLASS B
   2008(e)       $ 12.60     $ (0.08)         $ (1.52)       $ (1.60)          --      $ (1.80)       $ (1.80)
   2007            13.37       (0.09)            2.49           2.40           --        (3.17)         (3.17)
   2006            14.77       (0.25)            0.09          (0.16)          --        (1.24)         (1.24)
   2005            12.98       (0.21)            2.73           2.52           --        (0.73)         (0.73)
   2004            10.59        0.02             2.40           2.42           --        (0.03)         (0.03)
   2003(i)         10.00       (0.12)            0.71           0.59           --           --             --
CLASS C
   2008(e)       $ 12.16     $ (0.08)         $ (1.44)       $ (1.52)          --      $ (1.80)       $ (1.80)
   2007            13.00       (0.03)            2.36           2.33           --        (3.17)         (3.17)
   2006            14.39       (0.21)            0.06          (0.15)          --        (1.24)         (1.24)
   2005            12.66       (0.20)            2.66           2.46           --        (0.73)         (0.73)
   2004            10.55       (0.23)            2.37           2.14           --        (0.03)         (0.03)
   2003(i)         10.00       (0.11)            0.66           0.55           --           --             --
CLASS I
   2008(j)       $  9.41     $ (0.00)(f)      $ (0.15)       $ (0.15)          --           --             --

                                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------------
                                                                                Expenses     Expenses
                             Net Asset              Net Assets      Net          Net of       Before
   Period                      Value,                 End of     Investment     Waivers/     Waivers/    Portfolio
    Ended       Redemption     End of      Total      Period      Income/      Reimburse-   Reimburse-   Turnover
September 30      Fees(a)      Period     Return+   (in 000's)   (Loss)(b)      ments(c)     ments(d)     Rate++
-------------   ----------   ---------   --------   ----------   ----------   -----------   ----------   ---------
CLASS AAA
   2008(e)       $ 0.00(f)    $  9.26    (13.57)%    $  7,199    (0.77)%(g)   2.01%(g)(h)     2.54%(g)      23%
   2007            0.00(f)      12.61     20.71         9,040     0.38        2.01            2.33          51
   2006            0.00(f)      13.35     (0.35)        9,137    (0.84)       2.01            2.31          59
   2005            0.00(f)      14.64     20.67        11,839    (0.78)       2.01(h)         2.99          35
   2004              --         12.79     21.22         3,388    (1.14)       2.00            5.94          45
   2003(i)           --         10.58      5.80         2,323    (0.97)(g)    2.00(g)        15.05(g)       39
CLASS A
   2008(e)       $ 0.00(f)    $  9.33    (13.56)%    $     51    (0.77)%(g)   2.01%(g)(h)     2.54%(g)      23%
   2007            0.00(f)      12.69     20.94            65     1.00        2.01            2.33          51
   2006            0.00(f)      13.36     (0.36)          100    (0.83)       2.01            2.31          59
   2005            0.00(f)      14.65     20.76           108    (0.68)       2.01(h)         3.17          35
   2004              --         12.79     21.34            47    (1.16)       2.00            5.94          45
   2003(i)           --         10.57      5.70             3    (0.97)(g)    2.00(g)        15.05(g)       39
CLASS B
   2008(e)       $ 0.00(f)    $  9.20    (13.95)%    $    0.1    (1.66)%(g)   2.76%(g)(h)     3.28%(g)      23%
   2007            0.00(f)      12.60     19.73           0.1    (0.68)       2.76            3.07          51
   2006            0.00(f)      13.37     (1.19)          0.1    (1.77)       2.76            3.06          59
   2005            0.00(f)      14.77     19.86           0.1    (1.50)       2.75(h)         3.87          35
   2004              --         12.98     22.91           0.1     0.18        2.75            6.69          45
   2003(i)           --         10.59      5.90           0.1    (1.72)(g)    2.75(g)        15.80(g)       39
CLASS C
   2008(e)       $ 0.00(f)    $  8.84    (13.86)%    $    164    (1.58)%(g)   2.76%(g)(h)     3.29%(g)      23%
   2007            0.00(f)      12.16     19.84           295    (0.26)       2.76            3.08          51
   2006            0.00(f)      13.00     (1.11)          425    (1.58)       2.76            3.06          59
   2005            0.00(f)      14.39     19.91           189    (1.46)       2.76(h)         3.87          35
   2004              --         12.66     20.33            41    (1.88)       2.75            6.69          45
   2003(i)           --         10.55      5.50           118    (1.72)(g)    2.75(g)        15.80(g)       39
CLASS I
   2008(j)       $ 0.00(f)    $  9.26    (13.57)%    $     55    (0.08)%(g)   1.76%(g)        2.31%(g)      23%

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

 ++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, 2004, and 2003 would have been as shown.

(a)   Per  share  amounts  have  been   calculated   using  the  average  shares
      outstanding method.

(b) Due to capital share activity throughout the period, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c) The Fund incurred interest expense during six months ended March 31, 2008 and the fiscal year ended September 30, 2007. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% and 2.00% (Class AAA), 2.00% and 2.00% (Class A), 2.75% and 2.75% (Class B), 2.75% and 2.75% (Class C), and 1.20% (Class I),
      respectively.

(d) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(e)   For the six months ended March 31, 2008, unaudited.

(f)   Amount represents less than $0.005 per share.

(g)   Annualized.

(h) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the six months ended March 31, 2008 and the fiscal year ended September 30, 2005 would have been 2.00% and 2.00% (Class AAA), 2.00% and 2.00% (Class A), 2.75% and 2.75%
      (Class B), 2.75% and 2.75% (Class C), and 1.20% (Class I), respectively. Custodian fee credits for the fiscal year ended September 30, 2007 were minimal.

(i) From the commencement of investment operations on December 31, 2002 through September 30, 2003.

(j) From the commencement of offering Class I Shares on January 11, 2008 through March 31, 2008.

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Woodland Small Cap Value Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund's Adviser currently characterizes small capitalization companies for the Fund as those with a total market value at the time of investment not greater than that of the largest company in the Russell 2000 Index or $3.0 billion, whichever is greater. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipts securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the adoption of SFAS 157 had no impact on the amounts reported in the financial statements.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2008, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2007 was as follows:

          DISTRIBUTIONS PAID FROM:

          Ordinary income
            (inclusive of short-term capital gains) ....   $   320,582
          Net long-term capital gains ..................     1,873,267
                                                           -----------
          Total distributions paid .....................   $ 2,193,849
                                                           ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at March 31, 2008:

                                      GROSS          GROSS            NET
                                   UNREALIZED      UNREALIZED     UNREALIZED
                        COST      APPRECIATION    DEPRECIATION   DEPRECIATION
                     ----------   ------------   -------------   ------------
   Investments ...   $7,539,272     $982,825     $(1,062,883)      $(80,058)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended March 31, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, Class C, and Class I Shares, respectively, through September 30, 2008. For the six months ended March 31, 2008, the Adviser reimbursed the Fund in the amount of $22,308. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. At March 31, 2008, the cumulative amount which the Fund may repay the Adviser is $85,401.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2008, other than short-term securities and U.S. Government obligations, aggregated $1,822,602 and $2,369,809, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2008, Gabelli & Company informed the Fund that it received $224 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. During the six months ended March 31, 2008, there were no borrowings under the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund currently offers five classes  of shares
- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2008 and the fiscal year ended September 30, 2007 amounted to $2 and $9, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                                  SIX MONTHS ENDED
                                                                   MARCH 31, 2008              YEAR ENDED
                                                                    (UNAUDITED)            SEPTEMBER 30, 2007
                                                              -----------------------   ------------------------
                                                               SHARES       AMOUNT        SHARES       AMOUNT
                                                              --------   ------------   ---------   ------------
                                                                     CLASS AAA                  CLASS AAA
                                                              -----------------------   ------------------------
Shares sold ...............................................     22,008   $    225,270      37,674   $    483,712
Shares issued upon reinvestment of distributions ..........    124,080      1,259,410     168,367      1,958,111
Shares redeemed ...........................................    (85,478)      (890,390)   (173,852)    (2,227,275)
                                                              --------   ------------   ---------   ------------
   Net increase ...........................................     60,610   $    594,290      32,189   $    214,548
                                                              ========   ============   =========   ============

                                                                      CLASS A                    CLASS A
                                                              -----------------------   ------------------------
Shares sold ...............................................        343   $      3,298       1,239   $     16,152
Shares issued upon reinvestment of distributions ..........        895          9,144         902         10,542
Shares redeemed ...........................................       (874)        (9,147)     (4,553)       (67,693)
                                                              --------   ------------   ---------   ------------
   Net increase/(decrease) ................................        364   $      3,295      (2,412)  $    (40,999)
                                                              ========   ============   =========   ============

                                                                      CLASS B                    CLASS B
                                                              -----------------------   ------------------------
Shares issued upon reinvestment of distributions ..........          3   $         26           3   $         36
                                                              --------   ------------   ---------   ------------
   Net increase ...........................................          3   $         26           3   $         36
                                                              ========   ============   =========   ============

                                                                      CLASS C                    CLASS C
                                                              -----------------------   ------------------------
Shares sold ...............................................        282   $      3,500         810   $      9,500
Shares issued upon reinvestment of distributions ..........      4,463         43,337       8,824         99,535
Shares redeemed ...........................................    (10,494)       (97,435)    (18,030)      (212,788)
                                                              --------   ------------   ---------   ------------
   Net decrease ...........................................     (5,749)  $    (50,598)     (8,396)  $   (103,753)
                                                              ========   ============   =========   ============

                                                                      CLASS I*
                                                              -----------------------
Shares sold ...............................................      6,764   $     63,920
Shares redeemed ...........................................       (791)        (7,440)
                                                              --------   ------------
   Net increase ...........................................      5,973   $     56,480
                                                              ========   ============

----------
* From the commencement of offering Class I Shares on January 11, 2008.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to
Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2008, the Board of Directors of the Corporation approved the continuation of the Investment Advisory Agreement with the Adviser for the Fund on the basis of the recommendation by the Directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the performance of the Fund over various periods against a peer group of small cap value and core funds. The Independent Board Members noted that the Fund's performance was at or near the top one-third for the one and three year periods and considerably below average for the five year period. The Independent Board Members also noted that the Fund's performance had improved relative to its peers over time.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that economies of scale were not an issue for this small and slow growing Fund that has been unprofitable to the Adviser.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of small cap value and core funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund's expense ratios after waivers were above and the Fund's size was far below average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the management fee structure before waivers was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an improving performance record during its limited life. The Independent Board Members also concluded that the Fund's expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Investment Management Agreement to the full Board.

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               Robert J. Morrissey
CHAIRMAN AND CHIEF                                  ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                   MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.
                                                    Anthony R. Pustorino
Anthony J. Colavita                                 CERTIFIED PUBLIC ACCOUNTANT,
ATTORNEY-AT-LAW                                     PROFESSOR EMERITUS
ANTHONY J. COLAVITA, P.C.                           PACE UNIVERSITY

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        CHAIRMAN
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN CORP.
                                                    Salvatore J. Zizza
John D. Gabelli                                     CHAIRMAN
SENIOR VICE PRESIDENT                               ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.


                         OFFICERS AND PORTFOLIO MANAGER

Elizabeth M. Lilly, CFA                             Bruce N. Alpert
PORTFOLIO MANAGER                                   PRESIDENT AND SECRETARY

Peter D. Goldstein                                  Agnes Mullady
CHIEF COMPLIANCE OFFICER                            TREASURER



                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


THE
GABELLI
WOODLAND
SMALL CAP
VALUE
FUND

                                                              SEMI ANNUAL REPORT
                                                                  MARCH 31, 2008

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q108SR

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              5/27/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              5/27/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date              5/27/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.